118225184
1044583902
National City
First Franklin
1
DELINQ(209/209)
CO
608()
12/1/2005
5/24/2006
5/1/2006
11/9/2006
$207,000.00
$160,000.00
$165,600.00
$164,977.77
80.00%
103.11%
Y -22.70% $0.00
118231497
1044593751
National City
First Franklin
1
DELINQ(179/179)
CA
716()
12/1/2005
6/30/2006
6/1/2006
8/17/2006
$1,200,000.00
$950,000.00
$960,000.00
$958,962.26
80.00%
100.94%
Y -20.83%
IO $0.00
Summary:
10/16/2006 10:45:14 AM RICHIE FC referral delayed due to collections workout.
Watch List Report
Date: 12/13/2006 9:47:30 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 1 of 1 (2 records returned)
Watch List Report
Date: 12/13/2006 9:47:30 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 1 of 1 (2 records returned)
Delinquencies
Per Servicer
CURRENT
30
60
90+
Total
Count
UPB
Count
UPB
Count
UPB
Count
UPB
Count
UPB
Delinquent N/A N/A 59 $10,575,332.70 30 $7,205,014.92 17 $5,670,578.87 106 $23,450,926.49
Foreclosure 0 $0.00 0 $0.00 0 $0.00 60 $16,998,090.77 60 $16,998,090.77
Bankruptcy 5 $602,823.70 0 $0.00 0 $0.00 7 $1,271,124.03 12 $1,873,947.73
REO N/A N/A 0 $0.00 0 $0.00 18 $6,578,839.00 18 $6,578,839.00
FB(Contractual) 27 $3,916,197.79 19 $3,594,161.05 12 $3,651,927.97 0 $0.00 58 $11,162,286.81
Total 32 $4,519,021.49 78 $14,169,493.75 42 $10,856,942.89 102 $30,518,632.67 254 $60,064,090.80
Trustee
Per Servicer
CURRENT
30
60
90+
Total
Count
UPB
Count
UPB
Count
UPB
Count
UPB
Count
UPB
Delinquent
Foreclosure
Bankruptcy
REO
FB(Contractual)
Total 0 $0.00
Trustee Report
Foreclosure Top 5 States
State
Count
UPB
% of Total UPB
Average Days In Foreclosure
State Average
CA 9 $5,014,659.57 0.79% 68.2 117
FL 8 $2,052,777.19 0.32% 41.9 135
NY 5 $2,391,923.87 0.38% 101.4 445
WA 4 $630,484.79 0.10% 53.5 135
MN 4 $1,005,874.19 0.15% 48.5 280
Default Summary Dashboard (OTS)
Date: 12/13/2006 9:47:13 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
118211291
1044591803
National City
First Franklin
1
DELINQ(59/59)
IL
640()
12/1/2005
11/6/2006
10/1/2006
10/23/2006
$258,000.00
$265,000.00
$206,400.00
$206,400.00
80.00%
77.88%
2.71%
IO $0.00
118211408
1044583275
National City
First Franklin
1
DELINQ(89/89)
UT
620()
12/1/2005
11/15/2006
9/1/2006
8/28/2006
$138,000.00
$146,000.00
$110,400.00
$109,444.99
80.00%
74.96%
5.79% $0.00
118211580
1044592875
National City
First Franklin
1
DELINQ(59/59)
CA
614()
12/1/2005
9/5/2006
10/1/2006
3/10/2006
$252,000.00
$225,000.00
$201,600.00
$201,600.00
80.00%
89.60%
-10.71%
IO $0.00
118211697
1044584773
National City
First Franklin
1
DELINQ(89/89)
FL
611()
12/1/2005
8/14/2006
9/1/2006
11/13/2006
$198,000.00
$190,000.00
$158,400.00
$157,392.75
80.00%
82.83%
-4.04% $0.00
118212000
1044590089
National City
First Franklin
1
DELINQ(89/89)
CA
619()
12/1/2005
8/31/2006
9/1/2006
11/18/2006
$209,000.00
$175,000.00
$188,100.00
$188,100.00
90.00%
107.48%
-16.26%
IO $0.00
118212158
1044596481
National City
First Franklin
1
DELINQ(179/179)
CO
621()
12/1/2005
7/12/2006
6/1/2006
8/25/2006
$240,000.00
$215,000.00
$137,000.00
$136,995.77
57.08%
63.71%
-10.41%
IO $0.00
118212430
1044587015
National City
First Franklin
1
DELINQ(59/59)
RI
643()
12/1/2005
10/31/2006
10/1/2006
10/18/2005
$245,000.00
$245,000.00
$196,000.00
$195,832.30
80.00%
79.93%
0.00%
IO $0.00
118212539
1044595808
1
DELINQ(89/89)
CA
659()
12/1/2005
9/14/2006
9/1/2006
10/31/2005
$615,000.00
$615,000.00
$553,500.00
$553,464.00
90.00%
89.99%
0.00%
IO $0.00
Delinquency Report
Date: 12/13/2006 9:47:27 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 1 of 15 (106 records returned)
National City
First Franklin
118212794
1044596585
National City
First Franklin
1
DELINQ(299/299)
OH
546()
12/1/2005
1/13/2006
2/1/2006
3/29/2006
$93,000.00
$61,000.00
$79,050.00
$28,388.19
85.00%
46.53%
-34.40% $0.00
118212992
1044592672
National City
First Franklin
1
DELINQ(89/89)
WA
614()
12/1/2005
10/27/2006
9/1/2006
7/13/2006
$171,930.00
$188,000.00
$137,540.00
$136,550.62
80.00%
72.63%
9.34% $0.00
118213412
1044583918
National City
First Franklin
1
DELINQ(89/89)
MI
738()
12/1/2005
8/31/2006
9/1/2006
10/25/2006
$750,000.00
$490,000.00
$600,000.00
$596,801.02
80.00%
121.79%
-34.66% $0.00
118213495
1044592074
National City
First Franklin
1
DELINQ(89/89)
OH
579()
12/1/2005
8/10/2006
9/1/2006
11/16/2006
$135,000.00
$139,900.00
$75,000.00
$74,230.24
55.56%
53.05%
3.62% $0.00
118214170
1044596153
National City
First Franklin
1
DELINQ(59/59)
TX
548()
12/1/2005
11/30/2006
10/1/2006
7/13/2006
$141,000.00
$125,000.00
$98,700.00
$97,946.62
70.00%
78.35%
-11.34% $0.00
118214972
1044589419
National City
First Franklin
1
DELINQ(59/59)
ID
611()
12/1/2005
11/29/2006
10/1/2006
10/21/2005
$143,500.00
$143,500.00
$114,800.00
$113,683.93
80.00%
79.22%
0.00% $0.00
118214980
1044584514
National City
First Franklin
1
DELINQ(59/59)
WI
625()
12/1/2005
9/11/2006
10/1/2006
10/13/2005
$161,500.00
$161,500.00
$129,200.00
$128,237.38
80.00%
79.40%
0.00% $0.00
Delinquency Report
Date: 12/13/2006 9:47:27 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 2 of 15 (106 records returned)
118215003
1044591179
National City
First Franklin
1
DELINQ(119/119)
NJ
607()
12/1/2005
10/3/2006
8/1/2006
8/28/2006
$159,500.00
$147,900.00
$143,550.00
$142,854.66
90.00%
96.58%
-7.27% $0.00
118215235
1044596672
National City
First Franklin
1
DELINQ(59/59)
UT
567()
12/1/2005
10/27/2006
10/1/2006
10/31/2005
$380,000.00
$380,000.00
$342,000.00
$342,000.00
90.00%
90.00%
0.00%
IO $0.00
118215722
1044585672
National City
First Franklin
1
DELINQ(59/59)
NC
557()
12/1/2005
10/23/2006
10/1/2006
10/14/2005
$128,200.00
$128,200.00
$102,550.00
$101,892.25
79.99%
79.47%
0.00% $0.00
118216530
1044583272
National City
First Franklin
1
DELINQ(59/59)
MD
603()
12/1/2005
10/5/2006
10/1/2006
10/11/2005
$292,000.00
$292,000.00
$262,800.00
$262,796.66
90.00%
89.99%
0.00%
IO $0.00
118216571
1044594035
National City
First Franklin
1
DELINQ(59/59)
TX
612()
12/1/2005
11/30/2006
10/1/2006
8/14/2006
$172,900.00
$179,000.00
$138,300.00
$137,218.11
79.99%
76.65%
3.52% $0.00
118216894
1044595736
National City
First Franklin
1
DELINQ(59/59)
WA
608()
12/1/2005
9/13/2006
10/1/2006
10/31/2005
$290,000.00
$290,000.00
$247,500.00
$245,612.68
85.34%
84.69%
0.00% $0.00
118216951
1044592790
National City
First Franklin
1
DELINQ(59/59)
SC
544()
12/1/2005
9/29/2006
10/1/2006
10/27/2005
$80,000.00
$80,000.00
$64,000.00
$63,599.73
80.00%
79.49%
0.00% $0.00
118217157
1044594526
National City
1
DELINQ(59/59)
TN
561()
12/1/2005
11/30/2006
10/1/2006
6/13/2006
$320,000.00
$387,000.00
$208,000.00
$206,438.25
65.00%
53.34%
20.93% $0.00
Delinquency Report
Date: 12/13/2006 9:47:27 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 3 of 15 (106 records returned)
First Franklin
118217405
1044595242
National City
First Franklin
1
DELINQ(59/59)
MA
603()
12/1/2005
11/3/2006
10/1/2006
10/20/2006
$238,000.00
$255,000.00
$190,400.00
$190,400.00
80.00%
74.66%
7.14%
IO $0.00
118217538
1044581795
National City
First Franklin
1
DELINQ(59/59)
TN
606()
12/1/2005
11/28/2006
10/1/2006
9/21/2006
$159,000.00
$195,000.00
$127,200.00
$125,934.89
80.00%
64.58%
22.64% $0.00
118217652
1044592151
National City
First Franklin
1
DELINQ(59/59)
IL
622()
12/1/2005
10/17/2006
10/1/2006
10/26/2005
$219,500.00
$219,500.00
$175,600.00
$175,542.13
80.00%
79.97%
0.00%
IO $0.00
118217835
1044596655
National City
First Franklin
1
DELINQ(119/119)
MD
574()
12/1/2005
9/1/2006
8/1/2006
10/19/2006
$260,000.00
$269,900.00
$208,000.00
$207,999.21
80.00%
77.06%
3.80%
IO $0.00
118218288
1044594354
National City
First Franklin
1
DELINQ(59/59)
UT
641()
12/1/2005
10/6/2006
10/1/2006
10/28/2005
$138,500.00
$138,500.00
$110,800.00
$110,799.36
80.00%
79.99%
0.00%
IO $0.00
118218379
1044593930
National City
First Franklin
1
DELINQ(59/59)
IL
618()
12/1/2005
11/27/2006
10/1/2006
11/7/2006
$159,900.00
$161,000.00
$127,920.00
$126,817.23
80.00%
78.76%
0.68% $0.00
118219070
1044592048
National City
First Franklin
1
DELINQ(59/59)
CA
720()
12/1/2005
9/18/2006
10/1/2006
10/26/2005
$585,000.00
$585,000.00
$468,000.00
$468,000.00
80.00%
80.00%
0.00%
IO $0.00
Delinquency Report
Date: 12/13/2006 9:47:27 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 4 of 15 (106 records returned)
118219112
1044589162
National City
First Franklin
1
DELINQ(89/89)
TX
624()
12/1/2005
8/7/2006
9/1/2006
11/14/2006
$52,000.00
$51,000.00
$41,600.00
$41,288.28
80.00%
80.95%
-1.92% $0.00
118219211
1044595792
National City
First Franklin
1
DELINQ(59/59)
CO
650()
12/1/2005
9/29/2006
10/1/2006
10/31/2005
$175,000.00
$175,000.00
$140,000.00
$140,000.00
80.00%
80.00%
0.00%
IO $0.00
118219302
1044585476
National City
First Franklin
1
DELINQ(89/89)
MI
607()
12/1/2005
11/29/2006
9/1/2006
8/18/2006
$144,000.00
$136,900.00
$115,200.00
$113,930.31
80.00%
83.22%
-4.93% $0.00
118219872
1044593663
National City
First Franklin
1
DELINQ(59/59)
WI
606()
12/1/2005
10/31/2006
10/1/2006
10/28/2005
$156,200.00
$156,200.00
$124,960.00
$124,006.09
80.00%
79.38%
0.00% $0.00
118221027
1044593140
National City
First Franklin
1
DELINQ(59/59)
MN
641()
12/1/2005
10/23/2006
10/1/2006
10/27/2005
$233,795.00
$233,795.00
$187,036.00
$187,004.00
80.00%
79.98%
0.00%
IO $0.00
118221118
1044588362
National City
First Franklin
1
DELINQ(89/89)
IN
576()
12/1/2005
8/29/2006
9/1/2006
8/29/2006
$53,350.00
$33,000.00
$48,015.00
$47,724.76
90.00%
144.62%
-38.14% $0.00
118221548
1044591890
National City
First Franklin
1
DELINQ(89/89)
MI
550()
12/1/2005
11/30/2006
9/1/2006
6/20/2006
$125,000.00
$160,000.00
$100,000.00
$98,928.64
80.00%
61.83%
28.00% $0.00
118221811
1044587660
National City
1
DELINQ(59/59)
PA
561()
12/1/2005
11/30/2006
10/1/2006
11/21/2006
$200,000.00
$200,000.00
$160,000.00
$158,920.85
80.00%
79.46%
0.00% $0.00
Delinquency Report
Date: 12/13/2006 9:47:28 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 5 of 15 (106 records returned)
First Franklin
118221910
1044593987
National City
First Franklin
1
DELINQ(89/89)
IL
554()
12/1/2005
11/24/2006
9/1/2006
8/24/2006
$80,000.00
$82,000.00
$64,000.00
$63,671.39
80.00%
77.64%
2.50% $0.00
118222520
1044592869
National City
First Franklin
1
DELINQ(59/59)
TN
613()
12/1/2005
11/13/2006
10/1/2006
10/27/2006
$77,000.00
$61,500.00
$61,600.00
$61,174.04
80.00%
99.46%
-20.12% $0.00
118223304
1044591850
National City
First Franklin
1
DELINQ(59/59)
CA
686()
12/1/2005
10/3/2006
10/1/2006
10/26/2005
$379,000.00
$379,000.00
$303,200.00
$303,199.83
80.00%
79.99%
0.00%
IO $0.00
118223650
1044592059
National City
First Franklin
1
DELINQ(59/59)
TX
644()
12/1/2005
10/9/2006
10/1/2006
10/26/2005
$257,000.00
$257,000.00
$205,600.00
$205,600.00
80.00%
80.00%
0.00%
IO $0.00
118223817
1044587138
National City
First Franklin
1
DELINQ(89/89)
CA
765()
12/1/2005
9/15/2006
9/1/2006
8/14/2006
$535,000.00
$530,000.00
$454,750.00
$454,656.87
85.00%
85.78%
-0.93%
IO $0.00
118223825
1044596768
National City
First Franklin
1
DELINQ(119/119)
CA
713()
12/1/2005
10/13/2006
8/1/2006
8/14/2006
$498,000.00
$520,000.00
$398,400.00
$398,400.00
80.00%
76.61%
4.41%
IO $0.00
118223965
1044589409
National City
First Franklin
1
DELINQ(59/59)
TX
549()
12/1/2005
10/30/2006
10/1/2006
10/21/2005
$79,000.00
$79,000.00
$63,200.00
$62,473.54
80.00%
79.08%
0.00% $0.00
Delinquency Report
Date: 12/13/2006 9:47:28 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 6 of 15 (106 records returned)
118224039
1044595138
National City
First Franklin
1
DELINQ(59/59)
NJ
661()
12/1/2005
10/31/2006
10/1/2006
10/10/2006
$349,800.00
$340,000.00
$279,840.00
$279,840.00
80.00%
82.30%
-2.80%
IO $0.00
118224633
1044588351
National City
First Franklin
1
DELINQ(59/59)
FL
613()
12/1/2005
8/30/2006
10/1/2006
10/20/2005
$224,900.00
$224,900.00
$179,900.00
$178,526.67
79.99%
79.38%
0.00% $0.00
118225184
1044583902
National City
First Franklin
1
DELINQ(209/209)
CO
608()
12/1/2005
5/24/2006
5/1/2006
11/9/2006
$207,000.00
$160,000.00
$165,600.00
$164,977.77
80.00%
103.11%
-22.70% $0.00
118225341
1044596407
National City
First Franklin
1
DELINQ(119/119)
CA
646()
12/1/2005
11/27/2006
8/1/2006
8/14/2006
$880,000.00
$990,000.00
$704,000.00
$703,798.33
80.00%
71.09%
12.50%
IO $0.00
118225366
1044595401
National City
First Franklin
1
DELINQ(89/89)
CA
768()
12/1/2005
8/31/2006
9/1/2006
10/31/2005
$729,000.00
$729,000.00
$583,200.00
$583,188.00
80.00%
79.99%
0.00%
IO $0.00
118225556
1044593029
National City
First Franklin
1
DELINQ(59/59)
MA
607()
12/1/2005
9/18/2006
10/1/2006
10/27/2005
$180,900.00
$180,900.00
$60,000.00
$59,494.98
33.17%
32.88%
0.00% $0.00
118225945
1044587641
National City
First Franklin
1
DELINQ(119/119)
NC
610()
12/1/2005
8/24/2006
8/1/2006
8/11/2006
$144,130.00
$128,000.00
$115,300.00
$115,300.00
80.00%
90.07%
-11.19%
IO $0.00
118226901
1044593451
National City
1
DELINQ(59/59)
IN
611()
12/1/2005
11/16/2006
10/1/2006
9/26/2006
$145,000.00
$145,500.00
$129,000.00
$128,107.97
88.97%
88.04%
0.34% $0.00
Delinquency Report
Date: 12/13/2006 9:47:28 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 7 of 15 (106 records returned)
First Franklin
118226992
1044595280
National City
First Franklin
1
DELINQ(89/89)
NJ
602()
12/1/2005
10/27/2006
9/1/2006
10/23/2006
$407,000.00
$450,000.00
$325,000.00
$325,000.00
79.85%
72.22%
10.56%
IO $0.00
118227081
1044594037
National City
First Franklin
1
DELINQ(89/89)
CA
673()
12/1/2005
8/31/2006
9/1/2006
11/17/2006
$1,106,149.00
$1,110,000.00
$880,279.00
$880,279.00
79.58%
79.30%
0.34%
IO $0.00
118227156
1044596331
National City
First Franklin
1
DELINQ(89/89)
MO
541()
12/1/2005
11/2/2006
9/1/2006
8/21/2006
$107,000.00
$109,000.00
$80,250.00
$79,799.89
75.00%
73.21%
1.86% $0.00
118227172
1044589112
National City
First Franklin
1
DELINQ(59/59)
CA
657()
12/1/2005
9/22/2006
10/1/2006
10/11/2006
$335,000.00
$370,000.00
$268,000.00
$268,000.00
80.00%
72.43%
10.44%
IO $0.00
118227354
1044595302
National City
First Franklin
1
DELINQ(59/59)
PA
667()
12/1/2005
9/22/2006
10/1/2006
10/31/2005
$38,000.00
$38,000.00
$35,000.00
$34,749.89
92.11%
91.44%
0.00% $0.00
118227545
1044592639
National City
First Franklin
1
DELINQ(89/89)
CA
621()
12/1/2005
8/22/2006
9/1/2006
11/16/2006
$253,000.00
$266,000.00
$202,400.00
$202,400.00
80.00%
76.09%
5.13%
IO $0.00
118228030
1044593794
National City
First Franklin
1
DELINQ(89/89)
CA
675()
12/1/2005
8/2/2006
9/1/2006
10/28/2005
$433,452.00
$433,452.00
$346,761.00
$345,855.28
80.00%
79.79%
0.00%
IO $0.00
Delinquency Report
Date: 12/13/2006 9:47:28 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 8 of 15 (106 records returned)
118228105
1044588388
National City
First Franklin
1
DELINQ(89/89)
TX
623()
12/1/2005
8/8/2006
9/1/2006
11/15/2006
$66,500.00
$59,000.00
$53,200.00
$52,813.66
80.00%
89.51%
-11.27% $0.00
118228444
1044592070
National City
First Franklin
1
DELINQ(89/89)
CA
619()
12/1/2005
8/14/2006
9/1/2006
11/21/2006
$565,000.00
$453,000.00
$452,000.00
$452,000.00
80.00%
99.77%
-19.82%
IO $0.00
118230069
1044592922
National City
First Franklin
1
DELINQ(89/89)
CA
669()
12/1/2005
10/31/2006
9/1/2006
8/24/2006
$355,000.00
$340,000.00
$284,000.00
$284,000.00
80.00%
83.52%
-4.22%
IO $0.00
118230259
1044592720
National City
First Franklin
1
DELINQ(59/59)
CA
659()
12/1/2005
11/20/2006
10/1/2006
11/16/2006
$650,000.00
$650,000.00
$520,000.00
$519,691.78
80.00%
79.95%
0.00%
IO $0.00
118230549
1044583939
National City
First Franklin
1
DELINQ(89/89)
IL
649()
12/1/2005
8/30/2006
9/1/2006
11/10/2006
$310,000.00
$285,000.00
$248,000.00
$248,000.00
80.00%
87.01%
-8.06%
IO $0.00
118230614
1044596467
National City
First Franklin
1
DELINQ(59/59)
FL
545()
12/1/2005
9/14/2006
10/1/2006
10/31/2005
$180,000.00
$180,000.00
$108,000.00
$107,194.14
60.00%
59.55%
0.00% $0.00
118231000
1044589314
National City
First Franklin
1
DELINQ(59/59)
UT
603()
12/1/2005
9/29/2006
10/1/2006
8/10/2006
$113,000.00
$130,000.00
$90,400.00
$90,400.00
80.00%
69.53%
15.04%
IO $0.00
118231380
1044587745
National City
1
DELINQ(119/119)
PA
603()
12/1/2005
9/26/2006
8/1/2006
7/5/2006
$630,000.00
$380,000.00
$504,000.00
$504,000.00
80.00%
132.63%
-39.68%
IO $0.00
Delinquency Report
Date: 12/13/2006 9:47:28 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 9 of 15 (106 records returned)
First Franklin
118231497
1044593751
National City
First Franklin
1
DELINQ(179/179)
CA
716()
12/1/2005
6/30/2006
6/1/2006
8/17/2006
$1,200,000.00
$950,000.00
$960,000.00
$958,962.26
80.00%
100.94%
-20.83%
IO $0.00
Summary:
10/16/2006 10:45:14 AM RICHIE FC referral delayed due to collections workout.
118231604
1044587638
National City
First Franklin
1
DELINQ(59/59)
TX
557()
12/1/2005
9/27/2006
10/1/2006
10/19/2005
$68,000.00
$68,000.00
$57,800.00
$57,464.25
85.00%
84.50%
0.00% $0.00
118231869
1044590143
National City
First Franklin
1
DELINQ(59/59)
NY
609()
12/1/2005
11/30/2006
10/1/2006
8/24/2006
$515,000.00
$535,000.00
$412,000.00
$411,943.23
80.00%
76.99%
3.88%
IO $0.00
Summary:
10/16/2006 10:41:07 AM RICHIE The repay plan was broken they are being breached in October.
8/10/2006 10:09:11 AM RICHIE
Loan #1044590143 customer is on repay plan PLAN: SPY 8/1 $2300 + $442.86 SUSP PAYS 5 PMT, PD SPY 8/16 $1681.16 + $1073.70 SUSP PAYS 6 PMT/SPY
FEE..W/P .5 PMT 8/29 $1371.43 (1/2 JULY PMT)..W/P 1.5 PMTS $4114.29 9/30 - 11/30/06..DEC PMT 12/15/06..RESUME REG PMTS 1/1/07..FEES WHEN
CURRENT
118232297
1044589451
National City
First Franklin
1
DELINQ(59/59)
MI
608()
12/1/2005
11/20/2006
10/1/2006
7/18/2006
$135,000.00
$115,000.00
$108,000.00
$107,118.34
80.00%
93.14%
-14.81% $0.00
118232396
1044593082
National City
First Franklin
1
DELINQ(59/59)
TN
555()
12/1/2005
9/14/2006
10/1/2006
10/27/2005
$128,900.00
$128,900.00
$109,565.00
$109,555.75
85.00%
84.99%
0.00%
IO $0.00
118232537
1044591382
National City
1
DELINQ(59/59)
MO
646()
12/1/2005
11/30/2006
10/1/2006
11/10/2006
$206,000.00
$197,000.00
$164,800.00
$164,800.00
80.00%
83.65%
-4.36%
IO $0.00
Delinquency Report
Date: 12/13/2006 9:47:28 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 10 of 15 (106 records returned)
First Franklin
118233501
1044596880
National City
First Franklin
1
DELINQ(119/119)
MO
556()
12/1/2005
10/4/2006
8/1/2006
8/29/2006
$80,000.00
$79,000.00
$64,000.00
$63,697.80
80.00%
80.63%
-1.25% $0.00
118233535
1044596190
National City
First Franklin
1
DELINQ(119/119)
OH
574()
12/1/2005
7/14/2006
8/1/2006
10/12/2006
$270,000.00
$172,000.00
$243,000.00
$241,760.61
90.00%
140.55%
-36.29% $0.00
118233543
1044593870
National City
First Franklin
1
DELINQ(89/89)
KY
607()
12/1/2005
8/10/2006
9/1/2006
6/15/2006
$117,000.00
$119,000.00
$93,600.00
$92,855.86
80.00%
78.03%
1.70% $0.00
Summary:
8/10/2006 10:09:26 AM RICHIE Loan #1044593870 - Loan was activated in FC on 8/3/06.
118234301
1044589006
National City
First Franklin
1
DELINQ(59/59)
NC
626()
12/1/2005
11/17/2006
10/1/2006
10/13/2006
$285,000.00
$287,900.00
$228,000.00
$226,019.12
80.00%
78.50%
1.01% $0.00
118234459
1044592183
National City
First Franklin
1
DELINQ(89/89)
ID
628()
12/1/2005
9/29/2006
9/1/2006
6/15/2006
$130,000.00
$155,000.00
$104,000.00
$104,000.00
80.00%
67.09%
19.23%
IO $0.00
118234772
1044592904
National City
First Franklin
1
DELINQ(59/59)
MN
608()
12/1/2005
10/31/2006
10/1/2006
10/27/2005
$209,900.00
$209,900.00
$167,900.00
$167,840.00
79.99%
79.96%
0.00%
IO $0.00
118234806
1044583861
National City
1
DELINQ(59/59)
NC
623()
12/1/2005
10/30/2006
10/1/2006
5/18/2006
$95,000.00
$76,000.00
$76,000.00
$76,000.00
80.00%
100.00%
-20.00%
IO $0.00
Delinquency Report
Date: 12/13/2006 9:47:28 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 11 of 15 (106 records returned)
First Franklin
118572551
1044604329
National City
First Franklin
1
DELINQ(119/119)
GA
646()
1/1/2006
8/31/2006
8/1/2006
10/25/2006
$950,000.00
$735,000.00
$760,000.00
$760,000.00
80.00%
103.40%
-22.63%
IO $0.00
118572593
1044606304
National City
First Franklin
1
DELINQ(59/59)
AZ
668()
1/1/2006
9/29/2006
10/1/2006
11/22/2005
$1,000,000.00
$1,000,000.00
$800,000.00
$800,000.00
80.00%
80.00%
0.00%
IO $0.00
118573815
1044602787
National City
First Franklin
1
DELINQ(59/59)
OK
664()
1/1/2006
8/31/2006
10/1/2006
11/16/2005
$138,000.00
$138,000.00
$131,000.00
$129,794.40
94.93%
94.05%
0.00% $0.00
118574318
1044602519
National City
First Franklin
1
DELINQ(59/59)
NY
543()
1/1/2006
10/30/2006
10/1/2006
11/16/2005
$137,000.00
$137,000.00
$116,450.00
$115,577.28
85.00%
84.36%
0.00% $0.00
118575489
1044607970
National City
First Franklin
1
DELINQ(59/59)
NC
773()
1/1/2006
9/18/2006
10/1/2006
11/28/2005
$76,109.00
$76,109.00
$72,300.00
$71,859.70
95.00%
94.41%
0.00% $0.00
118575778
1044600161
National City
First Franklin
1
DELINQ(149/149)
FL
649()
1/1/2006
7/31/2006
7/1/2006
8/17/2006
$714,530.00
$785,000.00
$571,600.00
$569,200.70
80.00%
72.50%
9.86% $0.00
118575927
1044596964
National City
First Franklin
1
DELINQ(119/119)
NY
744()
1/1/2006
10/6/2006
8/1/2006
5/25/2006
$527,500.00
$530,000.00
$422,000.00
$422,000.00
80.00%
79.62%
0.47%
IO $0.00
Summary:
Delinquency Report
Date: 12/13/2006 9:47:28 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 12 of 15 (106 records returned)
8/10/2006 10:11:31 AM RICHIE Loan #1044596964 - Customer was on repayment plan which broke, we then sent a breach letter to the customer on 7/25/06, breach expires in 30 days.
118575950
1044601136
National City
First Franklin
1
DELINQ(59/59)
CT
564()
1/1/2006
11/30/2006
10/1/2006
8/23/2006
$178,000.00
$185,000.00
$115,700.00
$114,962.91
65.00%
62.14%
3.93% $0.00
118577428
1044610441
National City
First Franklin
1
DELINQ(59/59)
TX
602()
1/1/2006
10/27/2006
10/1/2006
10/12/2006
$151,000.00
$139,900.00
$120,800.00
$120,800.00
80.00%
86.34%
-7.35%
IO $0.00
118577790
1044598015
National City
First Franklin
1
DELINQ(59/59)
RI
611()
1/1/2006
10/10/2006
10/1/2006
11/4/2005
$209,000.00
$209,000.00
$167,200.00
$167,200.00
80.00%
80.00%
0.00%
IO $0.00
118577881
1044608541
National City
First Franklin
1
DELINQ(59/59)
OH
615()
1/1/2006
9/15/2006
10/1/2006
11/29/2005
$116,000.00
$116,000.00
$88,000.00
$88,000.00
75.86%
75.86%
0.00%
IO $0.00
118578186
1044604164
National City
First Franklin
1
DELINQ(59/59)
FL
574()
1/1/2006
11/29/2006
10/1/2006
8/16/2006
$150,000.00
$176,000.00
$135,000.00
$134,097.95
90.00%
76.19%
17.33% $0.00
118578301
1044590670
National City
First Franklin
1
DELINQ(89/89)
CT
585()
1/1/2006
10/31/2006
9/1/2006
8/14/2006
$296,000.00
$315,000.00
$266,400.00
$266,400.00
90.00%
84.57%
6.41%
IO $0.00
118578764
1044608818
National City
First Franklin
1
DELINQ(59/59)
TN
638()
1/1/2006
10/30/2006
10/1/2006
11/29/2005
$120,000.00
$120,000.00
$96,000.00
$95,336.84
80.00%
79.44%
0.00% $0.00
Delinquency Report
Date: 12/13/2006 9:47:28 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 13 of 15 (106 records returned)
118579374
1044601636
National City
First Franklin
1
DELINQ(59/59)
NC
614()
1/1/2006
10/16/2006
10/1/2006
11/14/2005
$183,506.00
$183,506.00
$146,800.00
$146,800.00
80.00%
79.99%
0.00%
IO $0.00
118580018
1044609086
National City
First Franklin
1
DELINQ(89/89)
MO
581()
1/1/2006
8/10/2006
9/1/2006
11/15/2006
$182,000.00
$159,000.00
$149,000.00
$148,009.38
81.87%
93.08%
-12.63% $0.00
118580729
1044597244
National City
First Franklin
1
DELINQ(59/59)
TX
582()
12/1/2005
10/18/2006
10/1/2006
10/16/2006
$549,000.00
$648,500.00
$439,200.00
$439,200.00
80.00%
67.72%
18.12% $0.00
118580893
1044602478
National City
First Franklin
1
DELINQ(209/209)
VA
636()
1/1/2006
6/19/2006
5/1/2006
11/20/2006
$231,000.00
$230,000.00
$184,800.00
$184,243.57
80.00%
80.10%
-0.43% $0.00
118581016
1044601734
National City
First Franklin
1
DELINQ(89/89)
AZ
630()
1/1/2006
11/14/2006
9/1/2006
11/14/2006
$244,718.00
$370,000.00
$195,750.00
$195,750.00
79.99%
52.90%
51.19%
IO $0.00
118581503
1044601090
National City
First Franklin
1
DELINQ(59/59)
FL
638()
1/1/2006
9/18/2006
10/1/2006
11/14/2005
$236,000.00
$236,000.00
$224,200.00
$224,200.00
95.00%
95.00%
0.00%
IO $0.00
118581974
1044608965
National City
First Franklin
1
DELINQ(119/119)
AL
582()
1/1/2006
8/1/2006
8/1/2006
10/19/2006
$85,000.00
$78,000.00
$68,000.00
$68,000.00
80.00%
87.17%
-8.23%
IO $0.00
118582311
1044608383
National City
1
DELINQ(89/89)
MN
619()
1/1/2006
11/3/2006
9/1/2006
9/22/2006
$290,000.00
$264,000.00
$246,500.00
$246,500.00
85.00%
93.37%
-8.96%
IO $0.00
Delinquency Report
Date: 12/13/2006 9:47:28 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 14 of 15 (106 records returned)
First Franklin
118583939
1044590554
National City
First Franklin
1
DELINQ(59/59)
CA
651()
12/1/2005
11/6/2006
10/1/2006
10/12/2006
$228,719.00
$330,000.00
$130,000.00
$128,851.94
56.84%
39.04%
44.28% $0.00
118584150
1044602176
National City
First Franklin
1
DELINQ(89/89)
KY
645()
1/1/2006
9/29/2006
9/1/2006
11/15/2005
$89,000.00
$89,000.00
$62,000.00
$61,979.98
69.66%
69.64%
0.00%
IO $0.00
118584226
1044600819
National City
First Franklin
1
DELINQ(59/59)
KY
587()
1/1/2006
10/31/2006
10/1/2006
9/26/2006
$86,600.00
$95,000.00
$69,250.00
$68,775.69
79.97%
72.39%
9.69% $0.00
Delinquency Report
Date: 12/13/2006 9:47:28 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 15 of 15 (106 records returned)
Delinquency Report
Date: 12/13/2006 9:47:28 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 15 of 15 (106 records returned)
118212018
1044595877
National City
First Franklin
11/1/2006 $1,548.76 $0.00 ($1,548.76) $1,548.76 9/1/2006 10/27/2006
118213222
1044588386
National City
First Franklin
11/16/2006 $914.86 $0.00 ($914.86) $0.00 11/1/2006 11/30/2006
118213537
1044585787
National City
First Franklin
10/9/2006 $826.76 $0.00 ($826.76) $826.76 10/1/2006 11/30/2006
118213875
1044591119
National City
First Franklin
10/3/2006 $733.84 $0.00 ($733.84) $0.00 11/1/2006 11/29/2006
Summary:
8/10/2006 10:08:56 AM RICHIE
Loan # 1044591119 customer is on repay plan PLAN #2: INITIAL 8/12/06 $1467.68 PAYS 5/6'06 . THEN PYMT 1/4 $917.30(733.84+183.46) 9/25/06 TO 5/25/07 ..
PAY JUNE BY 6/15/07 .. RESUME REG PYMTS 7/1/07 PAY L/C WHEN CURRENT
118213925
1044586925
National City
First Franklin
10/27/2006 $236.65 $0.00 ($236.65) $0.00 11/1/2006 11/30/2006
118214378
1044594128
National City
First Franklin
10/11/2006 $585.47 $0.00 ($585.47) $585.47 9/1/2006 10/31/2006
118214550
1044594380
National City
First Franklin
10/21/2006 $941.40 $0.00 ($941.40) $1,882.80 9/1/2006 11/10/2006
Forbearance Report
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
FB DATE Current PI Amt. FB Payment
Amount
Payment Amount
Difference
Arrears Next Payment
Contractual Due Date
Last Paid Date
Page 1 of 8 (58 records returned)
118214998
1044586338
National City
First Franklin
9/5/2006 $688.46 $0.00 ($688.46) ($688.46) 12/1/2006 11/30/2006
118215201
1044594311
National City
First Franklin
10/20/2006 $891.00 $0.00 ($891.00) $891.00 10/1/2006 11/30/2006
118215979
1044589414
National City
First Franklin
11/25/2006 $580.63 $0.00 ($580.63) $580.63 10/1/2006 11/7/2006
118218155
1044588406
National City
First Franklin
8/25/2006 $4,693.00 $0.00 ($4,693.00) $4,693.00 9/1/2006 10/31/2006
118218262
1044591038
National City
First Franklin
11/18/2006 $1,444.56 $0.00 ($1,444.56) $1,444.56 10/1/2006 11/29/2006
118219120
1044586324
National City
First Franklin
7/19/2006 $811.37 $0.00 ($811.37) $0.00 11/1/2006 11/30/2006
118219856
1044595350
National City
First Franklin
10/3/2006 $541.50 $0.00 ($541.50) $0.00 11/1/2006 11/14/2006
118221480
1044592058
11/17/2006 $1,468.35 $0.00 ($1,468.35) $2,936.70 9/1/2006 11/16/2006
Forbearance Report
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
FB DATE Current PI Amt. FB Payment
Amount
Payment Amount
Difference
Arrears Next Payment
Contractual Due Date
Last Paid Date
Page 2 of 8 (58 records returned)
National City
First Franklin
118221720
1044592009
National City
First Franklin
10/7/2006 $1,463.24 $0.00 ($1,463.24) $0.00 11/1/2006 11/15/2006
118222462
1044591712
National City
First Franklin
11/3/2006 $807.50 $0.00 ($807.50) $0.00 11/1/2006 11/30/2006
118222660
1044595263
National City
First Franklin
10/3/2006 $1,585.40 $0.00 ($1,585.40) $1,585.40 9/1/2006 10/31/2006
118222793
1044587673
National City
First Franklin
10/6/2006 $441.48 $0.00 ($441.48) $441.48 10/1/2006 11/30/2006
118222934
1044588178
National City
First Franklin
10/11/2006 $839.06 $0.00 ($839.06) $839.06 9/1/2006 10/13/2006
118223171
1044591965
National City
First Franklin
11/17/2006 $580.83 $0.00 ($580.83) $580.83 10/1/2006 11/27/2006
118223932
1044592537
National City
First Franklin
8/21/2006 $1,666.90 $0.00 ($1,666.90) $0.00 11/1/2006 11/16/2006
Forbearance Report
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
FB DATE Current PI Amt. FB Payment
Amount
Payment Amount
Difference
Arrears Next Payment
Contractual Due Date
Last Paid Date
Page 3 of 8 (58 records returned)
118224195
1044592003
National City
First Franklin
10/27/2006 $1,464.58 $0.00 ($1,464.58) ($1,464.58) 12/1/2006 11/30/2006
118225580
1044593825
National City
First Franklin
10/5/2006 $464.00 $0.00 ($464.00) $0.00 11/1/2006 11/20/2006
118226224
1044585713
National City
First Franklin
10/20/2006 $1,583.70 $0.00 ($1,583.70) $1,583.70 10/1/2006 11/30/2006
118226406
1044593694
National City
First Franklin
11/25/2006 $701.85 $0.00 ($701.85) $701.85 10/1/2006 11/16/2006
118228204
1044595678
National City
First Franklin
11/10/2006 $1,228.65 $0.00 ($1,228.65) $0.00 11/1/2006 11/30/2006
118229046
1044593560
National City
First Franklin
11/21/2006 $1,957.80 $0.00 ($1,957.80) $1,957.80 10/1/2006 11/30/2006
118229137
1044593043
National City
First Franklin
11/9/2006 $2,895.92 $0.00 ($2,895.92) $2,895.92 9/1/2006 10/31/2006
118229541
1044596594
National City
10/5/2006 $447.35 $0.00 ($447.35) $447.35 10/1/2006 11/30/2006
Forbearance Report
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
FB DATE Current PI Amt. FB Payment
Amount
Payment Amount
Difference
Arrears Next Payment
Contractual Due Date
Last Paid Date
Page 4 of 8 (58 records returned)
First Franklin
118230283
1044594216
National City
First Franklin
11/9/2006 $1,721.36 $0.00 ($1,721.36) $0.00 11/1/2006 11/30/2006
118230655
1044595496
National City
First Franklin
10/12/2006 $801.20 $0.00 ($801.20) $0.00 11/1/2006 11/30/2006
118230960
1044594244
National City
First Franklin
11/16/2006 $764.04 $0.00 ($764.04) $0.00 11/1/2006 11/30/2006
118231091
1044596790
National City
First Franklin
8/9/2006 $3,940.27 $0.00 ($3,940.27) $0.00 11/1/2006 11/30/2006
118232594
1044595550
National City
First Franklin
11/8/2006 $436.00 $0.00 ($436.00) ($436.00) 12/1/2006 11/10/2006
118232610
1044596440
National City
First Franklin
11/6/2006 $615.91 $0.00 ($615.91) $0.00 11/1/2006 11/30/2006
118232941
1044596456
National City
First Franklin
11/17/2006 $3,458.44 $0.00 ($3,458.44) $3,458.44 10/1/2006 11/17/2006
Forbearance Report
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
FB DATE Current PI Amt. FB Payment
Amount
Payment Amount
Difference
Arrears Next Payment
Contractual Due Date
Last Paid Date
Page 5 of 8 (58 records returned)
118233030
1044593996
National City
First Franklin
9/5/2006 $441.76 $0.00 ($441.76) $441.76 10/1/2006 11/30/2006
118234194
1044589521
National City
First Franklin
8/1/2006 $783.00 $0.00 ($783.00) $783.00 10/1/2006 11/3/2006
118572254
1044603823
National City
First Franklin
10/12/2006 $1,046.80 $0.00 ($1,046.80) $0.00 11/1/2006 11/29/2006
118572569
1044607981
National City
First Franklin
10/22/2006 $1,343.33 $0.00 ($1,343.33) $1,343.33 10/1/2006 11/30/2006
118572650
1044608264
National City
First Franklin
10/27/2006 $730.74 $0.00 ($730.74) $730.74 9/1/2006 10/27/2006
118572841
1044606174
National City
First Franklin
11/3/2006 $2,703.71 $0.00 ($2,703.71) $2,703.71 9/1/2006 10/31/2006
118573195
1044590627
National City
First Franklin
10/4/2006 $1,500.00 $0.00 ($1,500.00) $1,500.00 10/1/2006 11/30/2006
118573898
1044599154
National City
10/4/2006 $462.75 $0.00 ($462.75) $0.00 11/1/2006 11/14/2006
Forbearance Report
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
FB DATE Current PI Amt. FB Payment
Amount
Payment Amount
Difference
Arrears Next Payment
Contractual Due Date
Last Paid Date
Page 6 of 8 (58 records returned)
First Franklin
118574201
1044605932
National City
First Franklin
11/14/2006 $404.45 $0.00 ($404.45) $0.00 11/1/2006 11/27/2006
118575570
1044608325
National City
First Franklin
11/21/2006 $3,499.38 $0.00 ($3,499.38) $6,998.76 9/1/2006 11/22/2006
118576198
1044604736
National City
First Franklin
10/4/2006 $863.14 $0.00 ($863.14) $0.00 11/1/2006 11/30/2006
118576495
1044598656
National City
First Franklin
10/3/2006 $311.58 $0.00 ($311.58) $0.00 11/1/2006 11/7/2006
118577048
1044601521
National City
First Franklin
11/3/2006 $1,853.46 $0.00 ($1,853.46) $0.00 11/1/2006 11/30/2006
118577212
1044603592
National City
First Franklin
9/20/2006 $1,312.02 $0.00 ($1,312.02) $0.00 11/1/2006 11/30/2006
118578194
1044601255
National City
First Franklin
10/20/2006 $3,414.87 $0.00 ($3,414.87) $3,414.87 10/1/2006 11/30/2006
Forbearance Report
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
FB DATE Current PI Amt. FB Payment
Amount
Payment Amount
Difference
Arrears Next Payment
Contractual Due Date
Last Paid Date
Page 7 of 8 (58 records returned)
118578350
1044605424
National City
First Franklin
11/22/2006 $545.39 $0.00 ($545.39) $0.00 11/1/2006 11/27/2006
118582758
1044610381
National City
First Franklin
8/26/2006 $1,069.91 $0.00 ($1,069.91) $1,069.91 10/1/2006 11/2/2006
118582840
1044610221
National City
First Franklin
8/4/2006 $1,425.52 $0.00 ($1,425.52) ($1,425.52) 12/1/2006 11/30/2006
118583384
1044597483
National City
First Franklin
10/31/2006 $1,598.38 $0.00 ($1,598.38) $3,196.76 9/1/2006 11/30/2006
118583707
1044602259
National City
First Franklin
10/27/2006 $1,243.22 $0.00 ($1,243.22) $1,243.22 10/1/2006 11/30/2006
118583962
1044605550
National City
First Franklin
9/17/2006 $1,318.56 $0.00 ($1,318.56) $0.00 10/1/2006 10/31/2006
Forbearance Report
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
FB DATE Current PI Amt. FB Payment
Amount
Payment Amount
Difference
Arrears Next Payment
Contractual Due Date
Last Paid Date
Page 8 of 8 (58 records returned)
Forbearance Report
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
FB DATE Current PI Amt. FB Payment
Amount
Payment Amount
Difference
Arrears Next Payment
Contractual Due Date
Last Paid Date
Page 8 of 8 (58 records returned)
118212893
1044582618
National City
First Franklin
1
FC(110/210)
WI
691()
12/1/2005
5/8/2006
5/1/2006
10/13/2006
$950,000.00
$680,000.00
$760,000.00
$756,770.75
80.00%
111.28%
Y -28.42% $0.00
($271,930.75)
118217330
1044593589
National City
First Franklin
1
FC(111/210)
NY
764()
12/1/2005
4/20/2006
5/1/2006
11/3/2006
$1,100,000.00
$862,000.00
$880,000.00
$876,351.04
80.00%
101.66%
Y -21.63% $0.00
($256,148.42)
118574755
1044597182
National City
First Franklin
1
FC(49/150)
MN
651()
12/1/2005
6/8/2006
7/1/2006
10/3/2006
$545,000.00
$525,000.00
$490,500.00
$490,500.00
90.00%
93.42%
Y -3.66%
IO $0.00 ($89,514.67)
118224096
1044586435
National City
First Franklin
1
REO(103/N/A)
NV
662()
12/1/2005
12/27/2005
12/1/2005
9/7/2006
$673,000.00
$610,000.00
$538,400.00
$538,400.00
80.00%
88.26%
Y -9.36%
IO $0.00 ($81,522.45)
118582998
1044599441
National City
First Franklin
1
FC(51/150)
NV
662()
1/1/2006
6/21/2006
7/1/2006
9/21/2006
$645,000.00
$599,000.00
$516,000.00
$516,000.00
80.00%
86.14%
Y -7.13%
IO $0.00 ($67,361.22)
118230176
1044596627
National City
First Franklin
1
REO(58/N/A)
VA
653()
12/1/2005
12/1/2005
1/1/2006
10/27/2006
$550,000.00
$475,000.00
$440,000.00
$440,000.00
80.00%
92.63%
Y -13.63%
IO $0.00 ($61,575.24)
Summary:
10/16/2006 10:45:03 AM RICHIE File transfered to REO on 9/29/06.
7/17/2006 12:30:50 PM RICHIE
Both loans are active foreclosures but we do not have the loan documents to foreclose. These have been ordered from the custodian but have not been received to date. The loans have not been referred to the attorney yet, when they are the loans will show as an active foreclosure in the data file.
6/8/2006 1:04:03 PM RICHIE FC & the start date is 4/5/06. This also shows an A in the FC Flag field.
5/8/2006 10:22:28 AM RICHIE currently in foreclosure.
Forecasted Losses Report
Date: 12/13/2006 9:47:32 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Est. Loss
Page 1 of 6 (36 records returned)
118235233
1044595767
National City
First Franklin
1
FC(137/240)
CA
688()
12/1/2005
3/15/2006
4/1/2006
6/21/2006
$1,250,000.00
$1,050,000.00
$1,000,000.00
$1,000,000.00
80.00%
95.23%
Y -16.00%
IO $0.00 ($55,529.50)
118583160
1044602753
National City
First Franklin
1
FC(112/210)
CA
602()
12/1/2005
6/29/2006
5/1/2006
10/5/2006
$715,000.00
$575,000.00
$572,000.00
$572,000.00
80.00%
99.47%
Y -19.58%
IO $0.00 ($54,789.96)
118216860
1044589179
National City
First Franklin
1
REO(105/N/A)
MN
663()
12/1/2005
1/31/2006
2/1/2006
4/21/2006
$325,000.00
$270,000.00
$260,000.00
$260,000.00
80.00%
96.29%
Y -16.92%
IO $0.00 ($53,778.97)
118224377
1044593967
National City
First Franklin
1
REO(99/N/A)
MN
616()
12/1/2005
1/13/2006
2/1/2006
4/18/2006
$179,900.00
$153,900.00
$170,905.00
$170,904.37
95.00%
111.04%
Y -14.45%
IO $0.00 ($53,358.39)
118221217
1044591748
National City
First Franklin
1
FC(106/210)
WI
644()
12/1/2005
4/28/2006
5/1/2006
8/2/2006
$139,000.00
$107,000.00
$129,000.00
$128,503.14
92.81%
120.09%
Y -23.02% $0.00
($52,212.14)
118231844
1044588275
National City
First Franklin
1
REO(78/N/A)
CA
713()
12/1/2005
12/30/2005
1/1/2006
10/3/2006
$1,300,000.00
$1,100,000.00
$1,040,000.00
$1,040,000.00
80.00%
94.54%
Y -15.38%
IO $0.00 ($50,554.71)
Summary:
5/8/2006 10:22:35 AM RICHIE currently in foreclosure.
118579119
1044608030
National City
First Franklin
1
FC(133/240)
IL
671()
1/1/2006
3/13/2006
4/1/2006
6/9/2006
$176,000.00
$140,000.00
$149,600.00
$149,295.54
85.00%
106.63%
Y -20.45% $0.00
($46,675.38)
Forecasted Losses Report
Date: 12/13/2006 9:47:32 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Est. Loss
Page 2 of 6 (36 records returned)
118573476
1044608360
National City
First Franklin
1
FC(104/240)
UT
638()
1/1/2006
4/28/2006
4/1/2006
7/25/2006
$338,000.00
$295,000.00
$280,000.00
$280,000.00
82.84%
94.91%
Y -12.72%
IO $0.00 ($41,902.10)
Summary:
8/10/2006 10:09:44 AM RICHIE Loan #1044608360 - Loan was activated in FC on 7/7/06
118232743
1044583909
National City
First Franklin
1
FC(51/150)
CA
650()
12/1/2005
6/13/2006
7/1/2006
9/21/2006
$725,000.00
$600,000.00
$580,000.00
$580,000.00
80.00%
96.66%
Y -17.24%
IO $0.00 ($40,302.57)
118217199
1044596118
National City
First Franklin
1
FC(10/120)
WI
711()
12/1/2005
7/31/2006
8/1/2006
10/16/2006
$160,000.00
$81,000.00
$98,000.00
$97,294.81
61.25%
120.11%
Y -49.37% $0.00
($39,541.81)
118216597
1044593658
National City
First Franklin
1
FC(70/270)
IL
601()
12/1/2005
4/20/2006
3/1/2006
6/27/2006
$90,000.00
$60,000.00
$81,000.00
$80,839.98
90.00%
134.73%
Y -33.33% $0.00
($36,859.91)
Summary:
9/12/2006 3:20:15 PM RICHIE BK relief granted 8/14/06. Foreclosure will be initiated upon the expiration of the breach letter.
118227123
1044587088
National City
First Franklin
1
FC(21/120)
MN
708()
12/1/2005
7/31/2006
8/1/2006
10/10/2006
$175,000.00
$170,000.00
$165,750.00
$165,750.00
94.71%
97.50%
Y -2.85%
IO $0.00 ($35,907.13)
118219633
1044596160
National City
First Franklin
1
FC(49/150)
OH
568()
12/1/2005
7/21/2006
7/1/2006
9/15/2006
$161,000.00
$135,000.00
$144,900.00
$144,177.20
90.00%
106.79%
Y -16.14% $0.00
($33,325.32)
118225093
1044586460
National City
1
REO(28/N/A)
MN
705()
12/1/2005
4/28/2006
5/1/2006
7/19/2006
$185,000.00
$188,000.00
$175,750.00
$175,749.67
95.00%
93.48%
Y 1.62%
IO $0.00 ($32,158.73)
Forecasted Losses Report
Date: 12/13/2006 9:47:32 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Est. Loss
Page 3 of 6 (36 records returned)
First Franklin
118234681
1044595807
National City
First Franklin
1
FC(21/120)
GA
642()
12/1/2005
8/31/2006
8/1/2006
6/28/2006
$66,840.00
$45,000.00
$63,475.00
$63,126.17
94.97%
140.28%
Y -32.67% $0.00
($28,059.22)
Summary:
7/12/2006 2:42:30 PM RICHIE
APR1 updated 45K. GAC BPO value of 40K (FEE 135) increased slightly as upward ADJ required on comp 3 for siding VS brick & carport. Comps otherwise are very similar to SUBJ. Comp 2 on subj st and a few doors down is very similar, slightly smaller and has no carport & sold 12/05 for 40K. Adjusted sale prices for comps are 39.5K-46.1K. All comps sold well below list price 12/05, 3/06 & 4/06 & were on the MKT 104-176 days. There was no appraisal done at origination just a desktop U/W prop inspection which provides no comp sales & is very limited with subj info; it appears that the original value came from the GEO AVM MKT value.
However, the user value on the loansafe report is 59.7K (NOT SURE WHERE THIS VALUE CAME FROM). There were no sales available on the
LOANSAFE/HPRO used at origination & the AVM/HPRO pulled for this review value. Also, did not provide many sales & those used were over 1.4 Miles, had no interior data listed & were priced over 100K. KTN listed 8 sales under 50K but only 4 were slightly over 1 mile & home sales pricing pattern indicates 32% of sales are under 50K. Based on all of the above, 45K appears to be the most reasonable value for the subj. SUBJ in good cond, no repairs, occupied, not for sale. Located in working class N'HOOD that is sparsely populated. KTN map shows RR tracks that could be in close Proximity to the SUBJ which could affect value adversely.
118582410
1044610265
National City
First Franklin
1
FC(10/120)
VA
655()
1/1/2006
8/15/2006
8/1/2006
11/21/2006
$312,000.00
$280,000.00
$249,600.00
$249,600.00
80.00%
89.14%
Y -10.25%
IO $0.00 ($26,528.56)
118583731
1044604092
National City
First Franklin
1
FC(15/120)
MI
581()
1/1/2006
9/8/2006
8/1/2006
9/25/2006
$55,000.00
$28,000.00
$44,000.00
$43,780.06
80.00%
156.35%
Y -49.09% $0.00
($24,093.28)
Summary:
10/19/2006 9:35:01 AM RICHIE
The NGHBHRHD shows sales within 0.3MI of the subject are at the lower end of the market with sales ranging from 50K-65K with the newest sale date of 2/06 grid shows 24% of the homes sold under 100K with 4% under 50K, the six month pricing trend is showing a decrease of 1.7%. History PRO property flip scoring indicated a yes-high caution/ valuepoint 4 estimated VL $62K with estimated VL range of 58-71K/history PRO has 2 sales in the immediate NGHBHRHD that sold for 12K and 4.5K/ the BPO states the subject is in fair condition and in need of a new roof, broker felt that the condition of the roof could indicate interior water damage/ the property is located in a very depressed market with many REO properties/(70%) foreclosures, as well as abandoned and boarded up homes. All three comps were REO sales with 2 in better condition than subject and one in worst condition/ the value of the subject would appear to be at the low end of its value range but due to the market conditions being REO driven and in fair condition the VL would be appropriate. The VL at origination was in line but market has deteriorated in this part of the country since origination in 2005.
10/16/2006 10:41:59 AM RICHIE Value came in at the end of September the appraisal has not been reviewed. We will review this week.
118220482 1 WA 12/1/2005 8/1/2006 $175,000.00 $157,000.00 89.71% Y -12.57% $0.00
Forecasted Losses Report
Date: 12/13/2006 9:47:32 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Est. Loss
Page 4 of 6 (36 records returned)
1044595495
National City
First Franklin
FC(18/120) 583() 7/7/2006 10/24/2006 $153,000.00 $156,217.29 102.10% ($22,759.12)
118224492
1044595928
National City
First Franklin
1
FC(73/180)
MN
543()
12/1/2005
5/31/2006
6/1/2006
8/14/2006
$253,000.00
$230,000.00
$198,500.00
$197,624.19
78.46%
85.92%
Y -9.09% $0.00
($21,954.43)
118571835
1044598779
National City
First Franklin
1
FC(165/270)
IL
579()
1/1/2006
2/13/2006
3/1/2006
7/3/2006
$99,000.00
$93,000.00
$89,100.00
$89,100.00
90.00%
95.80%
Y -6.06%
IO $0.00 ($20,930.90)
118576735
1044599044
National City
First Franklin
1
FC(22/120)
NY
580()
1/1/2006
6/30/2006
8/1/2006
11/2/2006
$67,500.00
$60,000.00
$64,125.00
$63,626.65
95.00%
106.04%
Y -11.11% $0.00
($20,457.09)
118214162
1044596057
National City
First Franklin
1
FC(11/120)
GA
587()
12/1/2005
9/18/2006
8/1/2006
7/17/2006
$121,000.00
$113,900.00
$108,900.00
$108,900.00
90.00%
95.61%
Y -5.86%
IO $0.00 ($20,141.64)
118233105
1044595070
National City
First Franklin
1
FC(84/180)
KY
608()
12/1/2005
8/2/2006
6/1/2006
11/17/2006
$120,000.00
$107,000.00
$96,000.00
$96,000.00
80.00%
89.71%
Y -10.83%
IO $0.00 ($18,147.43)
118573575
1044606690
National City
First Franklin
1
FC(70/180)
CO
664()
1/1/2006
5/16/2006
6/1/2006
8/18/2006
$770,900.00
$725,000.00
$616,700.00
$616,700.00
80.00%
85.06%
Y -5.95%
IO $0.00 ($17,248.26)
118213867
1044595186
National City
First Franklin
1
FC(51/150)
MN
661()
12/1/2005
6/15/2006
7/1/2006
10/20/2006
$190,000.00
$178,000.00
$152,000.00
$152,000.00
80.00%
85.39%
Y -6.31%
IO $0.00 ($16,046.88)
Forecasted Losses Report
Date: 12/13/2006 9:47:32 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Est. Loss
Page 5 of 6 (36 records returned)
118224419
1044591834
National City
First Franklin
1
FC(9/120)
FL
606()
12/1/2005
8/31/2006
8/1/2006
10/25/2006
$260,000.00
$275,000.00
$234,000.00
$234,000.00
90.00%
85.09%
Y 5.76%
IO $0.00 ($14,450.18)
118225390
1044594223
National City
First Franklin
1
REO(77/N/A)
CA
674()
12/1/2005
1/19/2006
2/1/2006
9/29/2006
$730,000.00
$635,000.00
$584,000.00
$584,000.00
80.00%
91.96%
Y -13.01%
IO $0.00 ($12,820.22)
118212760
1044595605
National City
First Franklin
1
FC(166/270)
OH
571()
12/1/2005
2/15/2006
3/1/2006
6/23/2006
$129,000.00
$130,000.00
$116,100.00
$116,100.00
90.00%
89.30%
Y 0.77%
IO $0.00 ($9,353.74)
118228402
1044594424
National City
First Franklin
1
FC(1/180)
TX
558()
12/1/2005
9/11/2006
6/1/2006
10/12/2006
$149,900.00
$142,000.00
$119,900.00
$119,499.62
79.99%
84.15%
Y -5.27% $0.00
($9,196.23)
118227578
1044591334
National City
First Franklin
1
FC(107/210)
NC
637()
12/1/2005
4/28/2006
5/1/2006
8/24/2006
$130,000.00
$135,000.00
$117,000.00
$117,000.00
90.00%
86.66%
Y 3.84%
IO $0.00 ($8,844.32)
Total Est. Loss: ($1,745,980.89)
Forecasted Losses Report
Date: 12/13/2006 9:47:32 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Est. Loss
Page 6 of 6 (36 records returned)
Forecasted Losses Report
Date: 12/13/2006 9:47:32 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Est. Loss
Page 6 of 6 (36 records returned)
118212760
1044595605
National City
First Franklin
1
(166/270)
OH
571()
12/1/2005
2/15/2006
3/1/2006
6/23/2006
$129,000.00
$130,000.00
$116,100.00
$116,100.00
90.00%
89.30%
0.77%
IO $0.00
118212893
1044582618
National City
First Franklin
1
(110/210)
WI
691()
12/1/2005
5/8/2006
5/1/2006
10/13/2006
$950,000.00
$680,000.00
$760,000.00
$756,770.75
80.00%
111.28%
-28.42% $0.00
118213560
1044596185
National City
First Franklin
1
(9/120)
FL
645()
12/1/2005
7/28/2006
8/1/2006
10/25/2006
$635,000.00
$725,000.00
$508,000.00
$504,593.32
80.00%
69.59%
14.17% $0.00
118213867
1044595186
National City
First Franklin
1
(51/150)
MN
661()
12/1/2005
6/15/2006
7/1/2006
10/20/2006
$190,000.00
$178,000.00
$152,000.00
$152,000.00
80.00%
85.39%
-6.31%
IO $0.00
118214162
1044596057
National City
First Franklin
1
(11/120)
GA
587()
12/1/2005
9/18/2006
8/1/2006
7/17/2006
$121,000.00
$113,900.00
$108,900.00
$108,900.00
90.00%
95.61%
-5.86%
IO $0.00
118216316
1044594312
National City
First Franklin
1
(78/180)
WA
659()
12/1/2005
5/31/2006
6/1/2006
8/10/2006
$170,000.00
$189,950.00
$136,000.00
$135,999.50
80.00%
71.59%
11.73%
IO $0.00
118216597
1044593658
National City
First Franklin
1
(70/270)
IL
601()
12/1/2005
4/20/2006
3/1/2006
6/27/2006
$90,000.00
$60,000.00
$81,000.00
$80,839.98
90.00%
134.73%
-33.33% $0.00
Summary:
9/12/2006 3:20:15 PM RICHIE BK relief granted 8/14/06. Foreclosure will be initiated upon the expiration of the breach letter.
Foreclosure Report
Date: 12/13/2006 9:47:21 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 1 of 10 (60 records returned)
118216621
1044591286
National City
First Franklin
1
(1/240)
MD
614()
12/1/2005
6/29/2006
4/1/2006
10/10/2006
$233,000.00
$233,000.00
$186,400.00
$186,400.00
80.00%
80.00%
0.00%
IO $0.00
Summary:
10/16/2006 10:44:28 AM RICHIE Loan is on a repayment plan
9/12/2006 3:20:31 PM RICHIE Repayment plan broken 8/11/06, breach letter expires on 9/14/06.
6/8/2006 1:03:23 PM RICHIE
FC & the start date is 5/5/06. Apparently the FC Start Date field in your file is not pulling the information. I will have that corrected. You can also tell by the FC Flag field in your file if there is an A that means the loan is active in FC. This particular loan had an A in that field.
118217199
1044596118
National City
First Franklin
1
(10/120)
WI
711()
12/1/2005
7/31/2006
8/1/2006
10/16/2006
$160,000.00
$81,000.00
$98,000.00
$97,294.81
61.25%
120.11%
-49.37% $0.00
118217330
1044593589
National City
First Franklin
1
(111/210)
NY
764()
12/1/2005
4/20/2006
5/1/2006
11/3/2006
$1,100,000.00
$862,000.00
$880,000.00
$876,351.04
80.00%
101.66%
-21.63% $0.00
118218015
1044595737
National City
First Franklin
1
(34/210)
FL
651()
12/1/2005
6/30/2006
5/1/2006
10/25/2006
$181,000.00
$183,000.00
$144,800.00
$144,800.00
80.00%
79.12%
1.10%
IO $0.00
Summary:
9/13/2006 2:15:52 PM RICHIE
The foreclosure department is waiting to receive the original note so they can refer the loan to the attorney. Apparently in the state of Florida it is required to have the original note.
118219633
1044596160
National City
First Franklin
1
(49/150)
OH
568()
12/1/2005
7/21/2006
7/1/2006
9/15/2006
$161,000.00
$135,000.00
$144,900.00
$144,177.20
90.00%
106.79%
-16.14% $0.00
118219807
1044593057
National City
1
(34/150)
CA
623()
12/1/2005
6/30/2006
7/1/2006
9/26/2006
$750,000.00
$750,000.00
$600,000.00
$600,000.00
80.00%
80.00%
0.00%
IO $0.00
Foreclosure Report
Date: 12/13/2006 9:47:21 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 2 of 10 (60 records returned)
First Franklin
118220482
1044595495
National City
First Franklin
1
(18/120)
WA
583()
12/1/2005
7/7/2006
8/1/2006
10/24/2006
$175,000.00
$153,000.00
$157,000.00
$156,217.29
89.71%
102.10%
-12.57% $0.00
118221217
1044591748
National City
First Franklin
1
(106/210)
WI
644()
12/1/2005
4/28/2006
5/1/2006
8/2/2006
$139,000.00
$107,000.00
$129,000.00
$128,503.14
92.81%
120.09%
-23.02% $0.00
118222157
1044592735
National City
First Franklin
1
(249/360)
NY
692()
12/1/2005
12/29/2005
12/1/2005
9/25/2006
$755,000.00
$760,000.00
$604,000.00
$604,000.00
80.00%
79.47%
0.66%
IO $0.00
118222645
1044588358
National City
First Franklin
1
(22/120)
NY
765()
12/1/2005
7/28/2006
8/1/2006
10/10/2006
$510,000.00
$500,000.00
$408,000.00
$407,946.18
80.00%
81.58%
-1.96%
IO $0.00
118223437
1044596004
National City
First Franklin
1
(133/240)
OH
626()
12/1/2005
4/20/2006
4/1/2006
7/14/2006
$127,500.00
$130,000.00
$102,000.00
$102,000.00
80.00%
78.46%
1.96%
IO $0.00
118224419
1044591834
National City
First Franklin
1
(9/120)
FL
606()
12/1/2005
8/31/2006
8/1/2006
10/25/2006
$260,000.00
$275,000.00
$234,000.00
$234,000.00
90.00%
85.09%
5.76%
IO $0.00
118224476
1044590104
National City
First Franklin
1
(18/120)
KY
607()
12/1/2005
9/1/2006
8/1/2006
9/25/2006
$325,000.00
$324,000.00
$260,000.00
$258,259.80
80.00%
79.70%
-0.30% $0.00
Foreclosure Report
Date: 12/13/2006 9:47:21 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 3 of 10 (60 records returned)
118224492
1044595928
National City
First Franklin
1
(73/180)
MN
543()
12/1/2005
5/31/2006
6/1/2006
8/14/2006
$253,000.00
$230,000.00
$198,500.00
$197,624.19
78.46%
85.92%
-9.09% $0.00
118224930
1044587593
National City
First Franklin
1
(31/180)
VA
706()
12/1/2005
5/24/2006
6/1/2006
8/17/2006
$422,000.00
$479,000.00
$337,600.00
$337,600.00
80.00%
70.48%
13.50%
IO $0.00
118225820
1044592225
National City
First Franklin
1
(18/120)
WA
623()
12/1/2005
7/25/2006
8/1/2006
10/24/2006
$172,376.00
$202,000.00
$137,900.00
$137,868.00
80.00%
68.25%
17.18%
IO $0.00
118226240
1044593816
National City
First Franklin
1
(21/120)
DE
627()
12/1/2005
7/10/2006
8/1/2006
10/24/2006
$175,000.00
$180,000.00
$140,000.00
$138,970.81
80.00%
77.20%
2.85% $0.00
118227123
1044587088
National City
First Franklin
1
(21/120)
MN
708()
12/1/2005
7/31/2006
8/1/2006
10/10/2006
$175,000.00
$170,000.00
$165,750.00
$165,750.00
94.71%
97.50%
-2.85%
IO $0.00
118227578
1044591334
National City
First Franklin
1
(107/210)
NC
637()
12/1/2005
4/28/2006
5/1/2006
8/24/2006
$130,000.00
$135,000.00
$117,000.00
$117,000.00
90.00%
86.66%
3.84%
IO $0.00
118227586
1044596935
National City
First Franklin
1
(15/120)
DC
606()
12/1/2005
8/31/2006
8/1/2006
7/17/2006
$230,800.00
$235,000.00
$184,600.00
$184,452.59
79.98%
78.49%
1.81%
IO $0.00
118228287
1044589124
National City
1
(34/210)
MA
611()
12/1/2005
4/5/2006
5/1/2006
9/5/2006
$152,000.00
$162,000.00
$121,600.00
$121,120.51
80.00%
74.76%
6.57% $0.00
Foreclosure Report
Date: 12/13/2006 9:47:21 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 4 of 10 (60 records returned)
First Franklin
Summary:
10/16/2006 10:44:45 AM RICHIE Broken repayment plan - rebreached 9/18/06
118228402
1044594424
National City
First Franklin
1
(1/180)
TX
558()
12/1/2005
9/11/2006
6/1/2006
10/12/2006
$149,900.00
$142,000.00
$119,900.00
$119,499.62
79.99%
84.15%
-5.27% $0.00
118228956
1044589231
National City
First Franklin
1
(56/180)
FL
608()
12/1/2005
6/26/2006
6/1/2006
9/19/2006
$191,900.00
$210,000.00
$134,300.00
$134,300.00
69.98%
63.95%
9.43%
IO $0.00
Summary:
10/16/2006 10:44:54 AM RICHIE FC delayed due to Loss Mitigation activity. Workout fell through and referred 10/5/06.
118232230
1044593557
National City
First Franklin
1
(124/240)
OK
623()
12/1/2005
3/24/2006
4/1/2006
9/22/2006
$213,150.00
$199,500.00
$170,500.00
$169,907.84
79.99%
85.16%
-6.40% $0.00
118232479
1044587832
National City
First Franklin
1
(103/210)
FL
624()
12/1/2005
4/28/2006
5/1/2006
7/17/2006
$235,000.00
$235,000.00
$188,000.00
$188,000.00
80.00%
80.00%
0.00%
IO $0.00
118232743
1044583909
National City
First Franklin
1
(51/150)
CA
650()
12/1/2005
6/13/2006
7/1/2006
9/21/2006
$725,000.00
$600,000.00
$580,000.00
$580,000.00
80.00%
96.66%
-17.24%
IO $0.00
118232891
1044589390
National City
First Franklin
1
(169/270)
WI
665()
12/1/2005
2/7/2006
3/1/2006
11/9/2006
$174,000.00
$175,000.00
$139,200.00
$139,200.00
80.00%
79.54%
0.57%
IO $0.00
Foreclosure Report
Date: 12/13/2006 9:47:21 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 5 of 10 (60 records returned)
118233105
1044595070
National City
First Franklin
1
(84/180)
KY
608()
12/1/2005
8/2/2006
6/1/2006
11/17/2006
$120,000.00
$107,000.00
$96,000.00
$96,000.00
80.00%
89.71%
-10.83%
IO $0.00
118233295
1044596411
National City
First Franklin
1
(100/210)
WA
679()
12/1/2005
4/7/2006
5/1/2006
7/12/2006
$250,500.00
$287,000.00
$200,400.00
$200,400.00
80.00%
69.82%
14.57%
IO $0.00
118234400
1044587043
National City
First Franklin
1
(105/210)
SC
559()
12/1/2005
4/7/2006
5/1/2006
8/18/2006
$172,500.00
$178,000.00
$112,100.00
$111,772.34
64.99%
62.79%
3.18% $0.00
118234574
1044596932
National City
First Franklin
1
(10/120)
FL
612()
12/1/2005
7/17/2006
8/1/2006
10/18/2006
$710,000.00
$684,300.00
$568,000.00
$568,000.00
80.00%
83.00%
-3.61%
IO $0.00
118234681
1044595807
National City
First Franklin
1
(21/120)
GA
642()
12/1/2005
8/31/2006
8/1/2006
6/28/2006
$66,840.00
$45,000.00
$63,475.00
$63,126.17
94.97%
140.28%
-32.67% $0.00
Summary:
7/12/2006 2:42:30 PM RICHIE
APR1 updated 45K. GAC BPO value of 40K (FEE 135) increased slightly as upward ADJ required on comp 3 for siding VS brick & carport. Comps otherwise are very similar to SUBJ. Comp 2 on subj st and a few doors down is very similar, slightly smaller and has no carport & sold 12/05 for 40K. Adjusted sale prices for comps are 39.5K-46.1K. All comps sold well below list price 12/05, 3/06 & 4/06 & were on the MKT 104-176 days. There was no appraisal done at origination just a desktop U/W prop inspection which provides no comp sales & is very limited with subj info; it appears that the original value came from the GEO AVM MKT value.
However, the user value on the loansafe report is 59.7K (NOT SURE WHERE THIS VALUE CAME FROM). There were no sales available on the
LOANSAFE/HPRO used at origination & the AVM/HPRO pulled for this review value. Also, did not provide many sales & those used were over 1.4 Miles, had no interior data listed & were priced over 100K. KTN listed 8 sales under 50K but only 4 were slightly over 1 mile & home sales pricing pattern indicates 32% of sales are under 50K. Based on all of the above, 45K appears to be the most reasonable value for the subj. SUBJ in good cond, no repairs, occupied, not for sale. Located in working class N'HOOD that is sparsely populated. KTN map shows RR tracks that could be in close Proximity to the SUBJ which could affect value adversely.
118235233
1044595767
National City
First Franklin
1
(137/240)
CA
688()
12/1/2005
3/15/2006
4/1/2006
6/21/2006
$1,250,000.00
$1,050,000.00
$1,000,000.00
$1,000,000.00
80.00%
95.23%
-16.00%
IO $0.00
Foreclosure Report
Date: 12/13/2006 9:47:21 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 6 of 10 (60 records returned)
118571835
1044598779
National City
First Franklin
1
(165/270)
IL
579()
1/1/2006
2/13/2006
3/1/2006
7/3/2006
$99,000.00
$93,000.00
$89,100.00
$89,100.00
90.00%
95.80%
-6.06%
IO $0.00
118572726
1044608092
National City
First Franklin
1
(35/150)
CA
564()
1/1/2006
9/1/2006
7/1/2006
8/24/2006
$370,000.00
$355,000.00
$292,000.00
$290,695.15
78.92%
81.88%
-4.05% $0.00
118572866
1044604784
National City
First Franklin
1
(43/150)
RI
614()
1/1/2006
9/8/2006
7/1/2006
8/11/2006
$165,000.00
$178,000.00
$132,000.00
$132,000.00
80.00%
74.15%
7.87%
IO $0.00
118573476
1044608360
National City
First Franklin
1
(104/240)
UT
638()
1/1/2006
4/28/2006
4/1/2006
7/25/2006
$338,000.00
$295,000.00
$280,000.00
$280,000.00
82.84%
94.91%
-12.72%
IO $0.00
Summary:
8/10/2006 10:09:44 AM RICHIE Loan #1044608360 - Loan was activated in FC on 7/7/06
118573575
1044606690
National City
First Franklin
1
(70/180)
CO
664()
1/1/2006
5/16/2006
6/1/2006
8/18/2006
$770,900.00
$725,000.00
$616,700.00
$616,700.00
80.00%
85.06%
-5.95%
IO $0.00
118573864
1044598347
National City
First Franklin
1
(10/120)
CO
604()
1/1/2006
7/31/2006
8/1/2006
10/12/2006
$310,000.00
$320,000.00
$248,000.00
$248,000.00
80.00%
77.50%
3.22%
IO $0.00
118574029
1044602253
National City
First Franklin
1
(130/240)
CA
717()
1/1/2006
3/7/2006
4/1/2006
6/20/2006
$770,000.00
$805,000.00
$616,000.00
$616,000.00
80.00%
76.52%
4.54%
IO $0.00
Foreclosure Report
Date: 12/13/2006 9:47:21 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 7 of 10 (60 records returned)
118574391
1044610832
National City
First Franklin
1
(17/120)
CA
620()
1/1/2006
8/16/2006
8/1/2006
8/17/2006
$825,000.00
$830,000.00
$660,000.00
$659,964.42
80.00%
79.51%
0.60%
IO $0.00
118574755
1044597182
National City
First Franklin
1
(49/150)
MN
651()
12/1/2005
6/8/2006
7/1/2006
10/3/2006
$545,000.00
$525,000.00
$490,500.00
$490,500.00
90.00%
93.42%
-3.66%
IO $0.00
118575620
1044598091
National City
First Franklin
1
(80/180)
CA
665()
1/1/2006
5/16/2006
6/1/2006
10/5/2006
$345,000.00
$330,000.00
$276,000.00
$276,000.00
80.00%
83.63%
-4.34%
IO $0.00
118576206
1044597177
National City
First Franklin
1
(86/210)
FL
612()
12/1/2005
6/5/2006
5/1/2006
10/17/2006
$210,000.00
$210,000.00
$168,000.00
$168,000.00
80.00%
80.00%
0.00%
IO $0.00
Summary:
8/10/2006 10:10:13 AM RICHIE Loan #1044597177 - Demand letter expires 8/14/06.
118576735
1044599044
National City
First Franklin
1
(22/120)
NY
580()
1/1/2006
6/30/2006
8/1/2006
11/2/2006
$67,500.00
$60,000.00
$64,125.00
$63,626.65
95.00%
106.04%
-11.11% $0.00
118579119
1044608030
National City
First Franklin
1
(133/240)
IL
671()
1/1/2006
3/13/2006
4/1/2006
6/9/2006
$176,000.00
$140,000.00
$149,600.00
$149,295.54
85.00%
106.63%
-20.45% $0.00
118580547
1044609294
National City
First Franklin
1
(28/150)
FL
577()
1/1/2006
6/26/2006
7/1/2006
9/25/2006
$124,000.00
$180,000.00
$111,600.00
$111,083.87
90.00%
61.71%
45.16% $0.00
Foreclosure Report
Date: 12/13/2006 9:47:21 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 8 of 10 (60 records returned)
118581453
1044609655
National City
First Franklin
1
(18/120)
CA
657()
1/1/2006
7/5/2006
8/1/2006
10/24/2006
$525,000.00
$500,000.00
$420,000.00
$420,000.00
80.00%
84.00%
-4.76%
IO $0.00
118582410
1044610265
National City
First Franklin
1
(10/120)
VA
655()
1/1/2006
8/15/2006
8/1/2006
11/21/2006
$312,000.00
$280,000.00
$249,600.00
$249,600.00
80.00%
89.14%
-10.25%
IO $0.00
118582998
1044599441
National City
First Franklin
1
(51/150)
NV
662()
1/1/2006
6/21/2006
7/1/2006
9/21/2006
$645,000.00
$599,000.00
$516,000.00
$516,000.00
80.00%
86.14%
-7.13%
IO $0.00
118583160
1044602753
National City
First Franklin
1
(112/210)
CA
602()
12/1/2005
6/29/2006
5/1/2006
10/5/2006
$715,000.00
$575,000.00
$572,000.00
$572,000.00
80.00%
99.47%
-19.58%
IO $0.00
118583731
1044604092
National City
First Franklin
1
(15/120)
MI
581()
1/1/2006
9/8/2006
8/1/2006
9/25/2006
$55,000.00
$28,000.00
$44,000.00
$43,780.06
80.00%
156.35%
-49.09% $0.00
Summary:
10/19/2006 9:35:01 AM RICHIE
The NGHBHRHD shows sales within 0.3MI of the subject are at the lower end of the market with sales ranging from 50K-65K with the newest sale date of 2/06 grid shows 24% of the homes sold under 100K with 4% under 50K, the six month pricing trend is showing a decrease of 1.7%. History PRO property flip scoring indicated a yes-high caution/ valuepoint 4 estimated VL $62K with estimated VL range of 58-71K/history PRO has 2 sales in the immediate NGHBHRHD that sold for 12K and 4.5K/ the BPO states the subject is in fair condition and in need of a new roof, broker felt that the condition of the roof could indicate interior water damage/ the property is located in a very depressed market with many REO properties/(70%) foreclosures, as well as abandoned and boarded up homes. All three comps were REO sales with 2 in better condition than subject and one in worst condition/ the value of the subject would appear to be at the low end of its value range but due to the market conditions being REO driven and in fair condition the VL would be appropriate. The VL at origination was in line but market has deteriorated in this part of the country since origination in 2005.
10/16/2006 10:41:59 AM RICHIE Value came in at the end of September the appraisal has not been reviewed. We will review this week.
118584168
1044610870
1
(103/270)
NY
660()
1/1/2006
3/21/2006
3/1/2006
5/16/2006
$550,000.00
$550,000.00
$440,000.00
$440,000.00
80.00%
80.00%
0.00%
IO $0.00
Foreclosure Report
Date: 12/13/2006 9:47:21 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 9 of 10 (60 records returned)
National City
First Franklin
Summary:
7/17/2006 12:31:06 PM RICHIE
Both loans are active foreclosures but we do not have the loan documents to foreclose. These have been ordered from the custodian but have not been received to date. The loans have not been referred to the attorney yet, when they are the loans will show as an active foreclosure in the data file.
Foreclosure Report
Date: 12/13/2006 9:47:21 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 10 of 10 (60 records returned)
Foreclosure Report
Date: 12/13/2006 9:47:21 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Lien
Position
Aging/Delinquency
State
FICO(Date)
First Pmt
Last Paid Dt.
Cont. Due Date
Valuation Date
Orig. Value
Current
Value
Orig. Amount
Current Bal
OLTV
LTV
MI Co
MI Cov.%
BPO Var. %
Loan Type
Boarding Date
Sr/Jr Lien Bal
Status History
Page 10 of 10 (60 records returned)
GainsLosses Report
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln
Nbr
Loan Number
Servicer
Name
Originator
Current UPB
Current
Value
Lien Pos
Sr/Jr Bal
Loan Status
MI
Liquid Date Total Int Adv Total Corp
Adv
Disposition
Proceeds
Init G(L) Est Ins
Proceeds
Adj G(L) Adj Inc
Proceeds
Actual G(L) Loss Severity
Page 1 of 1 ( records returned)
GainsLosses Report
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln
Nbr
Loan Number
Servicer
Name
Originator
Current UPB
Current
Value
Lien Pos
Sr/Jr Bal
Loan Status
MI
Liquid Date Total Int Adv Total Corp
Adv
Disposition
Proceeds
Init G(L) Est Ins
Proceeds
Adj G(L) Adj Inc
Proceeds
Actual G(L) Loss Severity
Page 1 of 1 ( records returned)
Insurance Claims Settled
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Original UPB
Current UPB
Loan Status Original Value
Current Value
Original LTV
Current LTV
MI Cert. #
MI Company
MI Cov. %
Cov. Type
HZ Claim Dt
MI Claim Dt
HZ Claim
Amount
MI Claim
Amount
HZ Claim
Settled
MI Claim
Settled
HZ Amt Paid
MI Amt Paid
Claim Close
Method
Page 1 of 1 ( records returned)
Insurance Claims Settled
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Original UPB
Current UPB
Loan Status Original Value
Current Value
Original LTV
Current LTV
MI Cert. #
MI Company
MI Cov. %
Cov. Type
HZ Claim Dt
MI Claim Dt
HZ Claim
Amount
MI Claim
Amount
HZ Claim
Settled
MI Claim
Settled
HZ Amt Paid
MI Amt Paid
Claim Close
Method
Page 1 of 1 ( records returned)
Insurance Pending Claims
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Original UPB
Current UPB
Loan Status Original Value
Current Value
Original LTV
Current LTV
MI Cert. #
MI Company
MI Cov. %
Cov. Type
HZ Claim Dt
MI Claim Dt
HZ Claim Amount
MI Claim Amount
Page 1 of 1 ( records returned)
Insurance Pending Claims
Date: 12/13/2006 9:47:23 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Original UPB
Current UPB
Loan Status Original Value
Current Value
Original LTV
Current LTV
MI Cert. #
MI Company
MI Cov. %
Cov. Type
HZ Claim Dt
MI Claim Dt
HZ Claim Amount
MI Claim Amount
Page 1 of 1 ( records returned)
118211713
1044583191
National City
First Franklin
11/9/2006 N $0.00 $0.00 $140,000.00 $140,000.00
118212265
1044593489
National City
First Franklin
11/21/2006 Y $0.00 $5,723.32 $220,127.54 $225,850.86
118212380
1044587134
National City
First Franklin
11/6/2006 N $0.00 $0.00 $197,600.00 $197,600.00
118213834
1044594248
National City
First Franklin
11/20/2006 Y $0.00 $8,565.31 $428,608.97 $437,174.28
118214204
1044594092
National City
First Franklin
11/2/2006 Y $0.00 $12,412.00 $428,000.00 $440,412.00
118214295
1044591924
National City
First Franklin
11/1/2006 Y $0.00 $11,760.00 $420,000.00 $431,760.00
118214477
1044595811
National City
First Franklin
11/14/2006 Y $0.00 $10,654.67 $333,000.00 $343,654.67
118214626
1044595836
11/29/2006 N $0.00 $0.00 $167,293.38 $167,293.38
Loan Prepayment Summary
Date: 12/13/2006 9:47:30 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Date of Prepayment APF Flag (Y/N) Prepayment Premium
Due
Prepayment Premium
Received on APF Loan
Prepayment Amount Total Prepayment PPP Status
Page 1 of 10 (74 records returned)
National City
First Franklin
118214667
1044591370
National City
First Franklin
11/3/2006 Y $0.00 $9,672.00 $312,000.00 $321,672.00
118214725
1044593130
National City
First Franklin
11/21/2006 N $0.00 $0.00 $99,719.27 $99,719.27
118215672
1044586306
National City
First Franklin
11/10/2006 Y $0.00 $7,000.28 $254,555.73 $261,556.01
118215748
1044596022
National City
First Franklin
11/7/2006 Y $0.00 $2,876.44 $143,822.15 $146,698.59
118216324
1044596626
National City
First Franklin
11/30/2006 Y $0.00 $4,117.49 $205,874.69 $209,992.18
118217249
1044589183
National City
First Franklin
11/30/2006 Y $0.00 $8,258.89 $279,962.26 $288,221.15
118217462
1044591192
National City
First Franklin
11/1/2006 Y $0.00 $1,239.73 $123,972.63 $125,212.36
Loan Prepayment Summary
Date: 12/13/2006 9:47:30 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Date of Prepayment APF Flag (Y/N) Prepayment Premium
Due
Prepayment Premium
Received on APF Loan
Prepayment Amount Total Prepayment PPP Status
Page 2 of 10 (74 records returned)
118217819
1044591157
National City
First Franklin
11/9/2006 Y $0.00 $11,710.05 $488,000.00 $499,710.05
118218197
1044595917
National City
First Franklin
11/22/2006 Y $0.00 $4,690.51 $134,014.44 $138,704.95
118218700
1044590144
National City
First Franklin
11/9/2006 Y $0.00 $2,254.66 $112,732.99 $114,987.65
118219005
1044591144
National City
First Franklin
11/21/2006 Y $0.00 $5,824.57 $219,794.99 $225,619.56
118219518
1044592810
National City
First Franklin
11/29/2006 Y $0.00 $8,903.49 $891,173.58 $900,077.07
118219542
1044588297
National City
First Franklin
11/15/2006 Y $0.00 $6,474.06 $244,535.55 $251,009.61
118219567
1044591716
National City
First Franklin
11/14/2006 N $0.00 $0.00 $201,754.93 $201,754.93
118220946
1044596093
National City
11/16/2006 Y $0.00 $9,000.00 $300,000.00 $309,000.00
Loan Prepayment Summary
Date: 12/13/2006 9:47:30 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Date of Prepayment APF Flag (Y/N) Prepayment Premium
Due
Prepayment Premium
Received on APF Loan
Prepayment Amount Total Prepayment PPP Status
Page 3 of 10 (74 records returned)
First Franklin
118221134
1044593837
National City
First Franklin
11/16/2006 N $0.00 $0.00 $237,928.31 $237,928.31
118221282
1044590042
National City
First Franklin
11/27/2006 N $0.00 $0.00 $571,992.98 $571,992.98
118221696
1044590139
National City
First Franklin
11/1/2006 Y $0.00 $4,884.00 $162,800.00 $167,684.00
118221837
1044588404
National City
First Franklin
11/15/2006 Y $0.00 $5,557.05 $209,700.00 $215,257.05
118221852
1044590178
National City
First Franklin
11/30/2006 Y $0.00 $7,259.36 $223,523.62 $230,782.98
118222447
1044591998
National City
First Franklin
11/9/2006 Y $0.00 $1,068.00 $91,641.26 $92,709.26
118223031
1044586981
National City
First Franklin
11/6/2006 N $0.00 $0.00 $289,849.20 $289,849.20
Loan Prepayment Summary
Date: 12/13/2006 9:47:30 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Date of Prepayment APF Flag (Y/N) Prepayment Premium
Due
Prepayment Premium
Received on APF Loan
Prepayment Amount Total Prepayment PPP Status
Page 4 of 10 (74 records returned)
118223361
1044596716
National City
First Franklin
11/27/2006 Y $0.00 $3,990.00 $140,000.00 $143,990.00
118223445
1044596039
National City
First Franklin
11/22/2006 N $0.00 $0.00 $142,728.30 $142,728.30
118224005
1044586461
National City
First Franklin
11/29/2006 N $0.00 $0.00 $208,107.00 $208,107.00
118224104
1044594365
National City
First Franklin
11/9/2006 N $0.00 $0.00 $258,699.85 $258,699.85
118224294
1044591100
National City
First Franklin
11/8/2006 N $0.00 $0.00 $237,710.90 $237,710.90
118224344
1044593093
National City
First Franklin
11/14/2006 Y $0.00 $9,900.00 $360,000.00 $369,900.00
118224385
1044592647
National City
First Franklin
11/22/2006 Y $0.00 $8,446.95 $312,850.00 $321,296.95
118225960
1044589143
National City
11/2/2006 Y $0.00 $5,928.75 $191,250.00 $197,178.75
Loan Prepayment Summary
Date: 12/13/2006 9:47:30 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Date of Prepayment APF Flag (Y/N) Prepayment Premium
Due
Prepayment Premium
Received on APF Loan
Prepayment Amount Total Prepayment PPP Status
Page 5 of 10 (74 records returned)
First Franklin
118226810
1044595657
National City
First Franklin
11/21/2006 N $0.00 $0.00 $558,000.00 $558,000.00
118227198
1044595400
National City
First Franklin
11/3/2006 N $0.00 $0.00 $171,000.00 $171,000.00
118227727
1044595969
National City
First Franklin
11/20/2006 N $0.00 $0.00 $129,120.85 $129,120.85
118228063
1044589899
National City
First Franklin
11/27/2006 N $0.00 $0.00 $361,677.36 $361,677.36
118229129
1044591389
National City
First Franklin
11/30/2006 Y $0.00 $15,103.65 $511,988.00 $527,091.65
118229319
1044586978
National City
First Franklin
11/22/2006 N $0.00 $0.00 $204,000.00 $204,000.00
118229350
1044591940
National City
First Franklin
11/27/2006 Y $0.00 $5,485.50 $159,000.00 $164,485.50
Loan Prepayment Summary
Date: 12/13/2006 9:47:30 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Date of Prepayment APF Flag (Y/N) Prepayment Premium
Due
Prepayment Premium
Received on APF Loan
Prepayment Amount Total Prepayment PPP Status
Page 6 of 10 (74 records returned)
118230424
1044587681
National City
First Franklin
11/15/2006 Y $0.00 $13,775.56 $519,832.34 $533,607.90
118231489
1044585427
National City
First Franklin
11/17/2006 N $0.00 $0.00 $133,578.42 $133,578.42
118231653
1044589373
National City
First Franklin
11/17/2006 Y $0.00 $3,380.23 $116,559.55 $119,939.78
118231703
1044593077
National City
First Franklin
11/7/2006 N $0.00 $0.00 $213,712.89 $213,712.89
118231737
1044596724
National City
First Franklin
11/2/2006 N $0.00 $0.00 $52,724.00 $52,724.00
118231893
1044586354
National City
First Franklin
11/28/2006 Y $0.00 $3,828.00 $132,000.00 $135,828.00
118231943
1044589947
National City
First Franklin
11/27/2006 N $0.00 $0.00 $130,888.12 $130,888.12
118232149
1044595993
National City
11/21/2006 N $0.00 $0.00 $119,976.23 $119,976.23
Loan Prepayment Summary
Date: 12/13/2006 9:47:30 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Date of Prepayment APF Flag (Y/N) Prepayment Premium
Due
Prepayment Premium
Received on APF Loan
Prepayment Amount Total Prepayment PPP Status
Page 7 of 10 (74 records returned)
First Franklin
118233600
1044556669
National City
First Franklin
11/1/2006 N $0.00 $0.00 $145,663.22 $145,663.22
118234079
1044594607
National City
First Franklin
11/7/2006 N $0.00 $0.00 $450,600.00 $450,600.00
118573583
1044604271
National City
First Franklin
11/27/2006 N $0.00 $0.00 $85,519.62 $85,519.62
118573732
1044597448
National City
First Franklin
11/6/2006 Y $0.00 $10,829.98 $379,999.31 $390,829.29
118574680
1044604044
National City
First Franklin
11/1/2006 N $0.00 $0.00 $192,327.53 $192,327.53
118574987
1044603589
National City
First Franklin
11/3/2006 Y $0.00 $17,437.50 $581,250.00 $598,687.50
118575372
1044600578
National City
First Franklin
11/14/2006 N $0.00 $0.00 $471,976.00 $471,976.00
Loan Prepayment Summary
Date: 12/13/2006 9:47:30 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Date of Prepayment APF Flag (Y/N) Prepayment Premium
Due
Prepayment Premium
Received on APF Loan
Prepayment Amount Total Prepayment PPP Status
Page 8 of 10 (74 records returned)
118576057
1044603355
National City
First Franklin
11/28/2006 Y $0.00 $0.00 $842,400.00 $842,400.00
Summary:
12/13/2006 9:31:22 AM RICHIE $26,114.40
118576180
1044598277
National City
First Franklin
11/15/2006 Y $0.00 $7,415.20 $239,200.00 $246,615.20
118576263
1044609363
National City
First Franklin
11/8/2006 N $0.00 $0.00 $519,148.43 $519,148.43
118577204
1044599066
National City
First Franklin
11/27/2006 N $0.00 $0.00 $358,879.17 $358,879.17
118577337
1044604720
National City
First Franklin
11/8/2006 Y $0.00 $3,541.85 $118,061.66 $121,603.51
118577592
1044598266
National City
First Franklin
11/22/2006 Y $0.00 $2,610.49 $130,629.93 $133,240.42
118578418
1044599068
National City
First Franklin
11/30/2006 Y $0.00 $5,938.63 $219,949.42 $225,888.05
Loan Prepayment Summary
Date: 12/13/2006 9:47:30 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Date of Prepayment APF Flag (Y/N) Prepayment Premium
Due
Prepayment Premium
Received on APF Loan
Prepayment Amount Total Prepayment PPP Status
Page 9 of 10 (74 records returned)
118579457
1044605218
National City
First Franklin
11/27/2006 Y $0.00 $5,191.41 $188,778.53 $193,969.94
118580414
1044603069
National City
First Franklin
11/30/2006 N $0.00 $0.00 $780,000.00 $780,000.00
118580901
1044602889
National City
First Franklin
11/28/2006 Y $0.00 $11,550.00 $420,000.00 $431,550.00
118581081
1044590644
National City
First Franklin
11/9/2006 Y $0.00 $4,784.45 $239,424.13 $244,208.58
118581545
1044609748
National City
First Franklin
11/3/2006 N $0.00 $0.00 $251,940.15 $251,940.15
118583095
1044602185
National City
First Franklin
11/27/2006 Y $0.00 $3,605.63 $109,351.10 $112,956.73
118584358
1044601245
National City
First Franklin
11/7/2006 Y $0.00 $1,904.04 $64,543.75 $66,447.79
Loan Prepayment Summary
Date: 12/13/2006 9:47:30 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Date of Prepayment APF Flag (Y/N) Prepayment Premium
Due
Prepayment Premium
Received on APF Loan
Prepayment Amount Total Prepayment PPP Status
Page 10 of 10 (74 records returned)
Loan Prepayment Summary
Date: 12/13/2006 9:47:30 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Date of Prepayment APF Flag (Y/N) Prepayment Premium
Due
Prepayment Premium
Received on APF Loan
Prepayment Amount Total Prepayment PPP Status
Page 10 of 10 (74 records returned)
Summary
Description
Count
UPB
% of Total UPB
Current 2581 $569,190,662.42 90.45%
Delinq 254 $60,064,090.80 9.54%
Total 2835 $629,254,753.22
Average UPB $221,959.35 WAM(Months) 347
WACLTV 79.00% WAC 7.24%
Del Trigger Target Actual n/a
Loan with Pre.
Penalties
2112 $470,654,905.33 74.79%
Loss Severity 0.00% Pymt Velocity
Rate Type Stratification
Description
Count
UPB
% of Total UPB
ARM 2315 $551,953,159.91 87.71%
Fixed Rate 520 $77,301,593.31 12.28%
Top 5 States
State
Count
UPB
% of Total UPB
CA 635 $247,308,416.52 39.30%
FL 197 $39,079,072.60 6.21%
TX 178 $23,117,029.01 3.67%
IL 169 $30,541,128.70 4.85%
OH 141 $16,974,721.71 2.69%
LTV Stratification
Range
Count
UPB
% of Total UPB
< 65% 215 $35,244,684.13 5.60%
65% - < 75% 218 $49,806,616.04 7.91%
75% - < 85% 1748 $414,454,660.23 65.86%
85% - < 95% 604 $116,751,734.53 18.55%
95% - < 100% 15 $4,731,742.55 0.75%
> 100% 35 $8,265,315.74 1.31%
FICO Stratification
Range
Count
UPB
% of Total UPB
N/A 1 $176,239.03 0.02%
300 - < 400 0 $0.00 0.00%
400 - < 500 0 $0.00 0.00%
500 - < 600 549 $84,603,961.04 13.44%
600 - < 700 1884 $421,864,765.67 67.04%
700 - < 850 401 $122,609,787.48 19.48%
UPB Stratification
Range
Count
UPB
% of Total UPB
0 - < $25K 1 $21,594.40 0.00%
$25K - < $75K 282 $16,596,043.28 2.63%
$75K - < $150K 919 $105,135,405.36 16.70%
$150K - < $200K 500 $86,511,310.68 13.74%
> $200K 1133 $420,990,399.50 66.90%
Interest Rate Stratification
Range
Count
UPB
% of Total UPB
0% - < 5% 1 $95,199.45 0.01%
5% - < 10% 2832 $629,031,870.27 99.96%
10% - < 15% 2 $127,683.50 0.02%
Lien Position Stratification
Position
Count
UPB
% of Total UPB
1 2835 $629,254,753.22 100.00%
Variable Rate Loans by Index
Index
Count
UPB
% of Total UPB
FR 520 $77,301,593.31 12.28%
LM6 2315 $551,953,159.91 87.71%
Losses
Prior Losses $0.00
Current Month
L
$0.00
G
$0.00
Total Losses $0.00
Cum. Loss Trig
Target
Actual n/a %
Loan Statistics Dashboard (OTS)
Date: 12/13/2006 9:47:15 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Loans Delinquent>= 90 Days (w/ BK, FC, FB)
Count UPB
96 $27,591,721.64
In Foreclosure >= 180 Days
Count UPB
1 $604,000.00
In Bankruptcy >= 60 Days
Count UPB
6 $689,307.73
REO >= 180 Days
Count UPB
0
Loans with LTV >= 85% and Delinquent >= 60 Days(Excluded
BK, FC, FB, REO)
Count UPB
18 $5,943,924.99
Loans with UPB <= $50K and Delinquent >= 30
Days(Excluded BK, FC, FB, REO)
Count UPB
4 $152,151.12
Loans in Foreclosure >= 60 Days beyond state average
Count UPB
2 $1,616,000.00
MI Claims open >= 60 Days
Number of Loans Total Claim Amount Avg. Claim Avg. Aging
26 ($245,775.22) ($9,452.89) 167
REO Not on Market and in Inventory >= 60 Days
Number of Loans Total UPB Avg. Days in Inventory
3 $868,504.37 96.0
REO on Market and in Inventory >= 60 Days
Number of Loans Total UPB Avg. Days in Inventory
3 $1,312,412.00 81.3
REO Prop in Eviction >= 60 Days
Number of Loans Total UPB Avg. Days in Eviction
0
BPO Reconciliation
Variance Number of Loans Total UPB
10 - 15% 39 $9,132,290.61
15 - 20% 21 $6,546,877.34
20 - 25% 16 $4,150,346.14
25 - 30% 5 $1,343,309.85
> 30% 18 $3,299,164.89
Red Flag Dashboard (OTS)
Date: 12/13/2006 9:47:19 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
118213032
1044592940
National City
First
Franklin
11/21/2006 10
CA
CA
0
$345,000.00
$262,650.00
N
$0.00
$0.00
118213065
1044596308
National City
First
Franklin
11/9/2006 22
GA
GA
0
$1,375,000.00
$1,103,200.00
N
$0.00
$0.00
118213982
1044593725
National
City
First
Franklin
8/2/2006
8/23/2006
119
MO
MO
0
$242,000.00
$190,012.00
N
$0.00
$0.00
$233,900.00
118216860
1044589179
National City
First
Franklin
8/16/2006 105
MN
MN
180
$270,000.00
$260,000.00
N
$0.00
$0.00
118218684
1044594289
National City
First
Franklin
11/17/2006 14
CO
CO
75
$218,000.00
$159,550.00
N
$0.00
$0.00
118224096
1044586435
National
City
First
Franklin
8/18/2006
9/7/2006
103
NV
NV
0
$610,000.00
$538,400.00
N
$0.00
$0.00
$599,900.00
REO Report
Date: 12/13/2006 9:47:24 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln
Nbr
Loan
Number
Servicer
Name
Originator
Tfr Dt
Listed Dt
Days in
Inventory
State
Red. State
Red. Period
CV
UPB
Val Dt
Val Meth
Eviction
Required
Evict Start
Dt
Evict Cmp
Dt
Days in
Eviction
State Avg
MI Claim Date
Claim Paid
Dt
Claim Amt
Claim Paid
Amt
List Price
Sales Price
Contract
Date
Closing
Date
Page 1 of 4 (18 records returned)
118224377
1044593967
National City
First
Franklin
8/22/2006 99
MN
MN
180
$153,900.00
$170,904.37
N
$0.00
$0.00
118225093
1044586460
National City
First
Franklin
11/3/2006 28
MN
MN
180
$188,000.00
$175,749.67
N
$0.00
$0.00
118225390
1044594223
National
City
First
Franklin
9/14/2006
9/29/2006
77
CA
CA
0
$635,000.00
$584,000.00
N
$0.00
$0.00
$620,900.00
118226927
1044581714
National
City
First
Franklin
9/21/2006
10/27/2006
70
AZ
AZ
0
$452,000.00
$364,000.00
N
$0.00
$0.00
$455,900.00
118229103
1044590187
National City
First
Franklin
9/7/2006 84
CO
CO
75
$550,000.00
$437,600.00
N
$0.00
$0.00
118230176
1044596627
National
City
First
10/3/2006 58
VA
VA
0
$475,000.00
$440,000.00
N
$0.00
$0.00
$459,900.00
REO Report
Date: 12/13/2006 9:47:24 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln
Nbr
Loan
Number
Servicer
Name
Originator
Tfr Dt
Listed Dt
Days in
Inventory
State
Red. State
Red. Period
CV
UPB
Val Dt
Val Meth
Eviction
Required
Evict Start
Dt
Evict Cmp
Dt
Days in
Eviction
State Avg
MI Claim Date
Claim Paid
Dt
Claim Amt
Claim Paid
Amt
List Price
Sales Price
Contract
Date
Closing
Date
Page 2 of 4 (18 records returned)
Franklin
118230895
1044593697
National
City
First
Franklin
11/17/2006 14
CA
CA
0
$345,000.00
$284,000.00
N
$0.00
$0.00
$340,000.00
118230937
1044586418
National City
First
Franklin
10/12/2006 49
KS
KS
90
$129,000.00
$110,150.00
N
$0.00
$0.00
118231844
1044588275
National City
First
Franklin
9/13/2006
10/3/2006
78
CA
CA
0
$1,100,000.00
$1,040,000.00
N
$0.00
$0.00
$1,154,900.00
118234988
1044594430
National City
First
Franklin
11/9/2006 22
GA
GA
0
$149,500.00
$124,552.00
N
$0.00
$0.00
118572270
1044602471
National
City
First
Franklin
9/25/2006
10/6/2006
66
TN
TN
0
$196,000.00
$154,070.96
N
$0.00
$0.00
$189,900.00
118573922
1044607426
National
City
10/4/2006
11/15/2006
57
VA
VA
0
$216,000.00
$180,000.00
N
$0.00
$0.00
$224,900.00
REO Report
Date: 12/13/2006 9:47:24 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln
Nbr
Loan
Number
Servicer
Name
Originator
Tfr Dt
Listed Dt
Days in
Inventory
State
Red. State
Red. Period
CV
UPB
Val Dt
Val Meth
Eviction
Required
Evict Start
Dt
Evict Cmp
Dt
Days in
Eviction
State Avg
MI Claim Date
Claim Paid
Dt
Claim Amt
Claim Paid
Amt
List Price
Sales Price
Contract
Date
Closing
Date
Page 3 of 4 (18 records returned)
First
Franklin
REO Report
Date: 12/13/2006 9:47:24 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln
Nbr
Loan
Number
Servicer
Name
Originator
Tfr Dt
Listed Dt
Days in
Inventory
State
Red. State
Red. Period
CV
UPB
Val Dt
Val Meth
Eviction
Required
Evict Start
Dt
Evict Cmp
Dt
Days in
Eviction
State Avg
MI Claim Date
Claim Paid
Dt
Claim Amt
Claim Paid
Amt
List Price
Sales Price
Contract
Date
Closing
Date
Page 4 of 4 (18 records returned)
REO Report
Date: 12/13/2006 9:47:24 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln
Nbr
Loan
Number
Servicer
Name
Originator
Tfr Dt
Listed Dt
Days in
Inventory
State
Red. State
Red. Period
CV
UPB
Val Dt
Val Meth
Eviction
Required
Evict Start
Dt
Evict Cmp
Dt
Days in
Eviction
State Avg
MI Claim Date
Claim Paid
Dt
Claim Amt
Claim Paid
Amt
List Price
Sales Price
Contract
Date
Closing
Date
Page 4 of 4 (18 records returned)
118211911
1044596553
National City
First Franklin
13
10/4/2006
$159,000.00
$0.00
$124,720.00 $779.50 5/31/2006
118215219
1044588204
National City
First Franklin
7
11/20/2006
$215,000.00
$0.00
$156,720.00 $848.90 11/30/2006
118221233
1044593091
National City
First Franklin
13
8/31/2006
$212,000.00
$0.00
$178,523.91 $1,097.18 3/10/2006
118221639
1044589830
National City
First Franklin
13
6/29/2006
$101,000.00
$0.00
$79,909.27 $517.37 11/10/2006
118225069
1044593865
National City
First Franklin
13
11/7/2006
$195,000.00
$0.00
$157,600.00 $985.00 3/2/2006
118226752
1044595638
National City
First Franklin
7
7/21/2006
$110,000.00
$0.00
$103,626.88 $766.71 11/9/2006
118235126
1044596906
National City
First Franklin
13
10/24/2006
$210,000.00
$0.00
$157,600.00 $968.58 4/28/2006
118575125
1044600418
National City
13
10/5/2006
$418,000.00
$0.00
$340,000.00 $2,125.00 11/2/2006
Bankruptcy Report
Date: 12/13/2006 9:47:12 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Chapter
Filing Date
Current Value
Sr/Jr Lien Bal
Confirmation Date
Prepetition Due
Date
Current UPB Plan Paid to Date Post Petition Due
Date
End Date
Dismissal Date
Amount Last Paid Last Payment Date
Page 1 of 2 (12 records returned)
First Franklin
118575448
1044601120
National City
First Franklin
13
5/24/2006
$114,000.00
$0.00
$64,680.12 $397.51 11/22/2006
Summary:
10/16/2006 10:40:35 AM RICHIE A motion for relief was filed 9-27-06. The attorneys are trying to work out an agreed order prior to the hearing.
118580356
1044598521
National City
First Franklin
7
10/10/2006
$310,000.00
$0.00
$248,000.00 $1,550.00 5/31/2006
118581586
1044607517
National City
First Franklin
13
7/18/2006
$126,000.00
$0.00
$118,567.55 $826.05 11/27/2006
118583434
1044608015
National City
First Franklin
13
8/31/2006
$180,000.00
$0.00
$144,000.00 $870.00 11/21/2006
Bankruptcy Report
Date: 12/13/2006 9:47:12 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
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Investor Ln Nbr
Loan Number
Servicer Name
Originator
Chapter
Filing Date
Current Value
Sr/Jr Lien Bal
Confirmation Date
Prepetition Due
Date
Current UPB Plan Paid to Date Post Petition Due
Date
End Date
Dismissal Date
Amount Last Paid Last Payment Date
Page 2 of 2 (12 records returned)
Bankruptcy Report
Date: 12/13/2006 9:47:12 AM Deal Number: FFMLT 2006-FF2 Report As of: 11/30/2006
Contact Us:
T: 718-858-6050
E: info@rmgglobal.com
W: www.rmgglobal.com
Investor Ln Nbr
Loan Number
Servicer Name
Originator
Chapter
Filing Date
Current Value
Sr/Jr Lien Bal
Confirmation Date
Prepetition Due
Date
Current UPB Plan Paid to Date Post Petition Due
Date
End Date
Dismissal Date
Amount Last Paid Last Payment Date
Page 2 of 2 (12 records returned)